GALAXY MONEY MARKET FUNDS
GALAXY FUNDS
  SEMI-ANNUAL REPORT
  APRIL 30, 2000
[COVER GRAPHICS OMITTED: ACORN,COLUMN, MITRE CAP,HANDSHAKE]
  GALAXY MONEY MARKET FUND
  GALAXY GOVERNMENT FUND
  GALAXY U.S. TREASURY FUND
  GALAXY TAX-EXEMPT FUND
  GALAXY CONNECTICUT MUNICIPAL
   MONEY MARKET FUND
  GALAXY MASSACHUSETTS MUNICIPAL
   MONEY MARKET FUND

     [GRAPHIC OMITTED]
     GALAXY
     FUNDS

CHAIRMAN'S MESSAGE

Dear Shareholder:

   Enclosed is the Galaxy Money Market Funds' semi-annual report for the six months ended April 30, 2000. The report includes a Market Overview that discusses the economic and market conditions that may have affected your investments during this time. Following the Market Overview are reviews of both the Galaxy Taxable Money Market Funds and the Galaxy Tax-Exempt Money Market Funds that describe how Fleet Investment Advisors Inc. managed the Funds' portfolios in this environment. Financial statements and a list of portfolio holdings for each of the Funds as of April 30, 2000 appear at the end of the report.

   Over the past six months inflation remained relatively moderate, despite a pickup in growth. Concerned that the robust pace of growth would eventually cause higher inflation, the Federal Reserve (the "Fed") imposed three hikes in short-term interest rates of 25 basis points (0.25%) each. As short-term yields reached their highest levels since 1991, money market yields rose in response. With investors uncertain about how far interest rates would rise, stock and bond prices became more volatile. In this climate, money market instruments added stability to many portfolios.

   Of course, market volatility, while unsettling, is part of the normal ups and downs that occur with most investments. This is important to remember with all the talk about the effect of securities from "new economy" industries, like technology, on market behavior. In recent months the market has been caught up in "momentum investing," in which the prices for technology issues have outstripped their fundamentals. Most analysts believe, however, that there will always be demand for investments in the "old economy" sectors represented by industrial and retail firms. Such demand was clearly evident in the final weeks of the reporting period, when investors shifted out of the technology sector.

   During this time, many investors decided to stick with the portfolio strategies that they had set to meet long-term investment goals. One strategy that has served investors well over time is diversification. By using the broad array of portfolios offered by the Galaxy Funds, you can reduce the impact of market volatility on your returns. You may also be able to stabilize returns by diversifying across a range of asset classes and market sectors. Because individual classes and sectors often move in different directions, such diversification improves the chance that some part of your portfolio will perform well within a given period.

   With many stock, bond and money market funds from which to choose, the Galaxy Funds can provide much of the diversification you need. Following the completion of the reorganization of the Boston 1784 Funds into the Galaxy Funds in June, you will have even more funds from which to choose. Your financial professional can help you select a mix of funds that suits your particular investment goals and make sure that your asset allocations remain in place through any major market changes.

   If you have any questions about the information in this report, please contact the Galaxy Information Center toll-free at 1-877-BUY-GALAXY (1-877-289-4252). You can also visit one of our investment professionals located at Fleet Bank branches.


      Sincerely,

      /S/ SIGNATURE  DWIGHT E. VICKS, JR.

      Dwight E. Vicks, Jr.
      Chairman of the Board of Trustees


[START SIDEBAR]
MUTUAL FUNDS:

(BULLET) ARE NOT BANK DEPOSITS
(BULLET) ARE NOT FDIC INSURED
(BULLET) ARE NOT OBLIGATIONS OF FLEET BANK
(BULLET) ARE NOT GUARANTEED BY FLEET BANK
(BULLET) ARE SUBJECT TO INVESTMENT RISK INCLUDING POSSIBLE LOSS OF PRINCIPAL
         AMOUNT INVESTED
[END SIDEBAR]

MARKET OVERVIEW

MONEY MARKET OVERVIEW
BY FLEET INVESTMENT ADVISORS INC.

   Money market yields rose significantly over the six months ended April 30, 2000, as economic growth remained unexpectedly strong. While still considered low by historic standards, inflation rose during this time. To prevent a greater increase in prices, the Fed raised short-term interest rates by 75 basis points during the year ended December 31, 1999.
   Uncertainty over when the Fed would raise rates, and how large the increases would be, caused significant volatility in short-term yields during the reporting period. By changing the maturities and mix of investments in the Galaxy Money Market Funds to make the most of fluctuating yields, we helped the Funds earn competitive returns over this time.

FED HIKES RATES TO SLOW GROWTH
   At the start of November 1999, when the reporting period began, three-month Treasury bills were yielding 5.1% and the annual rate of inflation was about 2.6%. After growing at an annualized rate of 5.5% in the third quarter of 1999, the Gross Domestic Product ("GDP"), which measures the output of U.S. goods and services, improved by 7.3% in the fourth quarter.
   Recognizing that short-term rate hikes of 25 basis points each in June and August of 1999 had not yet caused growth to slow, the Fed raised rates another 25 basis points on November 16. Short-term yields rose in anticipation of the rate hike. Yields then stabilized, as investors assumed that the Fed would not raise interest rates again in 1999 due to market concerns about possible Y2K computer problems. By the end of 1999, three-month Treasuries were yielding 5.33%.
   Economic growth remained strong in the first quarter of 2000, with an annualized increase in the rate of GDP growth of 5.4%. With further upward pressure on prices from tight employment and rising energy costs, the Fed imposed two rate hikes of 25 basis points each on February 2 and March 21. With these hikes, the Fed had boosted short-term rates by 125 basis points since June of 1999.
   Still, the economy showed few signs of slowing. Although higher interest rates were raising costs for many companies, the "wealth effect" caused by a strong stock market was helping to offset the economic impact of these higher costs. With continued growth, inflation had increased to an annual rate of 3.7% by March. As investors expected the tightening continued and short-term yields rose. By the end of the reporting period, three-month Treasuries were yielding 5.83%.

PORTFOLIO STRATEGIES
   With yields on the rise, the Galaxy Taxable Money Market Funds benefited from a barbelled portfolio structure that emphasized both securities with very short maturities and longer-maturity issues. Such a structure enabled the Funds to make the most of higher-yielding investments and still remain flexible as yields increased further. The use of floating-rate securities in the Galaxy Money Market Fund helped us maximize rising yields.
   In the Galaxy Tax-Exempt Money Market Funds we adjusted investment maturities to take advantage of changes in yield that resulted from fluctuations in market supply and demand. These Funds also benefited from investments in variable-rate issues.

[START SIDEBAR]
"ECONOMIC GROWTH REMAINED STRONG IN THE FIRST QUARTER OF 2000, WITH AN ANNUALIZED INCREASE IN THE RATE OF GDP GROWTH OF 5.4%."
[END SIDEBAR]

PERFORMANCE AT-A-GLANCE As of April 30, 2000




                                              RETAIL A      RETAIL B      TRUST
                                               SHARES        SHARES       SHARES
                                              --------      --------      ------
   GALAXY MONEY MARKET FUND
        7-day average yield................     5.54%         4.83%        5.71%
        30-day average yield...............     5.51%         4.80%        5.69%

   GALAXY GOVERNMENT FUND
        7-day average yield................     5.34%           N/A        5.50%
        30-day average yield...............     5.34%           N/A        5.50%

   GALAXY TAX-EXEMPT FUND
        7-day average yield................     4.01%           N/A        4.12%
        30-day average yield...............     3.24%           N/A        3.36%

   GALAXY U.S. TREASURY FUND
        7-day average yield................     5.20%           N/A        5.35%
        30-day average yield...............     5.22%           N/A        5.37%

   GALAXY CONNECTICUT MUNICIPAL
   MONEY MARKET FUND
        7-day average yield................     3.87%           N/A          N/A
        30-day average yield...............     3.14%           N/A          N/A

   GALAXY MASSACHUSETTS MUNICIPAL
   MONEY MARKET FUND
        7-day average yield................     4.15%           N/A          N/A
        30-day average yield...............     3.21%           N/A          N/A

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENTS IN THE GALAXY MONEY MARKET FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS. YIELDS ARE HISTORICAL AND WILL VARY WITH MARKET PERFORMANCE.

   RETAIL A SHARES ARE CURRENTLY SUBJECT TO A SHAREHOLDER SERVICING FEE OF 0.10% OF AVERAGE DAILY NET ASSETS. RETAIL B SHARES ARE CURRENTLY SUBJECT TO A DISTRIBUTION FEE OF 0.65% OF AVERAGE DAILY NET ASSETS AND A SHAREHOLDER SERVICING FEE OF 0.10% OF AVERAGE DAILY NET ASSETS. (SEE NOTE 3 IN THE NOTES TO FINANCIAL STATEMENTS.)

[START SIDEBAR]
"AS GROWTH EBBS, THE THREAT OF INFLATION SHOULD EASE, AND THE FED SHOULD PUT FURTHER RATE HIKES ON HOLD. THIS SHOULD ALLOW MONEY MARKET YIELDS TO PEAK LATER THIS YEAR."
[END SIDEBAR]



LOOKING AHEAD
   We expect further increases in interest rates through the summer of 2000. These rate hikes, along with reduced gains for stocks, should slow the rate of GDP growth in the second half of 2000 to a rate of about 3%. As growth ebbs, the threat of inflation should ease, and the Fed should put further rate hikes on hold. This should allow money market yields to peak later this year.
   In the meantime, consumer confidence remains high, employment remains strong, and inflation could continue to rise. There could thus be further rate hikes and higher yields in months to come.
   As in the past six months, we expect to continue to take advantage of opportunities to increase the yields of the Galaxy Money Market Funds that occur due to near-term market fluctuations, while remaining focused on high-quality investments with good liquidity.

PORTFOLIO REVIEWS

GALAXY TAXABLE MONEY MARKET FUNDS

BY KAREN ARNEIL
PORTFOLIO MANAGER
   As stronger than expected economic news and rising inflation concerns drove money market yields higher in the past six months, we continued to focus on securities with good liquidity and superior credit characteristics in the Galaxy Taxable Money Market Funds -- which include the Galaxy Money Market Fund, the Galaxy Government Fund, and the Galaxy U.S. Treasury Fund. Our decision to capitalize on opportunities within individual market sectors also contributed favorably to the good relative performance recorded by the Funds for the six months ended April 30, 2000.
   During the period, Trust Shares of the Galaxy Money Market Fund had a total return of 2.73% and Retail A Shares of the Fund earned a total return of 2.65%. Retail B Shares of the Fund earned a total return of 2.28% before deducting the 5.00% contingent deferred sales charge, and a total return of -2.72% after deducting the 5.00% contingent deferred sales charge.
   Over the same time, Lipper Analytical Services ("Lipper"), a mutual fund performance tracking service, measured average total returns of 2.66% for trust shares and 2.54% for retail shares of other taxable money market funds that reported their results to Lipper.
   For the six months ended April 30, 2000, Trust Shares of the Galaxy Government Fund had a total return of 2.65% and Retail A Shares of the Fund had a total return of 2.57%. Trust shares of other money market funds investing in U.S. government issues that reported their performances to Lipper earned an average total return of 2.66% over the same period. Retail shares of similar funds that reported their performances to Lipper earned an average total return of 2.52% for the period.
   During this time, Trust Shares of the Galaxy U.S. Treasury Fund had a total return of 2.48% and Retail A Shares of the Fund earned a total return of 2.41%. These returns compared with an average total return of 2.56% for trust shares of other money market funds investing in U.S. Treasury issues that reported their results to Lipper. Retail shares of similar funds that reported their performances to Lipper earned a total return of 2.39% for the period.
   At the end of the period, the Galaxy Money Market Fund had an average maturity of 51 days, the Galaxy Government Fund had an average maturity of 53 days, and the Galaxy U.S. Treasury Fund had an average maturity of 59 days.

MAXIMIZING CHANGES IN YIELD
   Early in the reporting period, we increased our cash position in the Funds to add liquidity in anticipation of a pickup in redemptions relating to concerns about potential Y2K computer problems. After worries about Y2K began to diminish late in 1999, we started putting this money back to work, which helped boost the Funds' yields.

                                [PHOTO OMITTED]

KAREN ARNEIL HAS MANAGED THE GALAXY TAXABLE MONEY MARKET FUNDS AND THE GALAXY TAX-EXEMPT MONEY MARKET FUNDS SINCE SEPTEMBER 1996. SHE HAS MANAGED MONEY MARKET INVESTMENTS SINCE 1993.

GALAXY MONEY
MARKET FUND

DISTRIBUTION OF TOTAL NET
ASSETS AS OF APRIL 30, 2000

                                [GRAPHIC OMITTED]
            EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CORPORATE NOTES AND BONDS    24%
COMMERCIAL PAPER             61%
CERTIFICATES OF DEPOSIT      16%
U.S. AGENCY OBLIGATIONS,
REPURCHASE AGREEMENTS & NET
OTHER ASSETS AND LIABILITIES (1)%


GALAXY MONEY MARKET FUND
7-DAY AVERAGE YIELD (%)

                                [GRAPHIC OMITTED]
            EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              GALAXY MONEY      GALAXY MONEY GALAXY MONEY
               MARKET FUND       MARKET FUND  MARKET FUND
                  TRUST            RETAIL A    RETAIL B
5/31/99           4.46               4.29        3.89
6/30/99           4.55               4.37        3.68
7/31/99           4.69               4.51        3.93
8/31/99           4.8                4.59        4.2
9/30/99           4.91               4.75        4.18
10/31/99          4.96               4.8         4
11/30/99          5.19               5.03        3.96
12/31/99          5.31               5.15        4.49
1/31/2000         5.42               5.25        4.54
2/29/2000         5.47               5.31        4.59
3/31/2000         5.66               5.49        4.78
4/30/2000         5.71               5.54        4.83


GALAXY GOVERNMENT FUND
DISTRIBUTION OF TOTAL NET ASSETS AS OF APRIL 30, 2000

                                [GRAPHIC OMITTED]
            EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

FEDERAL FARM CREDIT BANK                                        5%
FEDERAL HOME LOAN BANK                                         26%
REPURCHASE AGREEMENT & NET OTHER ASSETS AND LIABILITIES        11%
FEDERAL NATIONAL MORTGAGE ASSOCIATION                          27%
FEDERAL HOME LOAN MORTGAGE CORPORATION                         31%

PORTFOLIO REVIEWS

   Starting in late January of 2000, we employed a barbell investment strategy, meaning that we held one-year securities as well as in those issues with less than one month to maturity. This strategy proved beneficial to shareholders, as growing concerns of higher inflation caused interest rates to rise. Our decision to maintain an average-weighted maturity that was slightly longer than that of our peer group throughout much of the period also proved rewarding.
   A strategy that contributed positively to the performance of the Galaxy Money Market Fund was our decision to increase the Fund's investments in floating-rate securities, including high-quality corporate floating rate securities. As interest rates rose, the rates on these securities also increased, raising the level of income paid to shareholders.
   As demand for Treasuries began to ease, and the yield curve flattened, we gave greater emphasis to shorter-term issues in the Galaxy U.S. Treasury Fund. Given the small spread between the yields of government issues with different maturities, we emphasized shorter-term investments in both the Galaxy U.S. Treasury Fund and the Galaxy Government Fund.
   In late March and early April, we purchased cash-management bills due to their attractive yields for the Galaxy U.S. Treasury Fund. This strategy, which has worked well for shareholders in the past, helped returns again in the final months of the period.
   As the period closed, we locked in high yields with investments in one-year paper. We believe this strategy will also prove rewarding should the economy start to slow later in the year, causing interest rates to come down.

SHORT-TERM YIELDS LIKELY TO PEAK
   Expecting growth to be moderate in the second half of 2000, and money market yields to peak in coming months, we plan to maintain a slightly longer-than-average maturity and to emphasize high-quality, short-term securities that, in our judgment, offer both attractive yields and are liquid.

GALAXY GOVERNMENT FUND

7-DAY AVERAGE YIELD (%)

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                GALAXY         GALAXY
              GOVERNMENT     GOVERNMENT
                 FUND           FUND
                TRUST         RETAIL A
5/31/99         4.34            4.16
6/30/99         4.38            4.2
7/31/99         4.54            4.35
8/31/99         4.7             4.56
9/30/99         4.65            4.51
10/31/99        4.88            4.75
11/30/99        5.09            4.96
12/31/99        5.09            4.92
1/31/2000       5.25            5.1
2/29/2000       5.34            5.18
3/31/2000       5.46            5.31
4/30/2000       5.5             5.34


GALAXY U.S. TREASURY FUND

DISTRIBUTION OF TOTAL NET ASSETS AS OF APRIL 30, 2000


                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


FEDERAL HOME LOAN BANK                                          29%
US TREASURY NOTES                                               24%
US TREASURY BILLS                                               43%
FEDERAL FARM CREDIT BANK & NET OTHER ASSETS AND LIABILITIES      4%

GALAXY U.S. TREASURY FUND

7-DAY AVERAGE YIELD (%)


                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             GALAXY U.S.     GALAXY U.S.
              TREASURY        TREASURY
                FUND            FUND
               TRUST          RETAIL A
5/31/99         4.1             3.94
6/30/99         4.15            3.99
7/31/99         4.26            4.1
8/31/99         4.39            4.24
9/30/99         4.4             4.25
10/31/99        4.43            4.28
11/30/99        4.63            4.48
12/31/99        4.69            4.54
1/31/2000       4.91            4.76
2/29/2000       5.02            4.87
3/31/2000       5.25            5.1
4/30/2000       5.35            5.2

PORTFOLIO REVIEWS

GALAXY TAX-EXEMPT
MONEY MARKET FUNDS

BY KAREN ARNEIL
PORTFOLIO MANAGER
   As the yields on tax-exempt money market securities rose in an environment punctuated by high volatility, we used the market's fluctuations to maximize yield opportunities in the Galaxy Tax-Exempt Money Market Funds -- which include the Galaxy Tax-Exempt Fund, the Galaxy Connecticut Municipal Money Market Fund and the Galaxy Massachusetts Municipal Money Market Fund. These strategies helped the Funds generate investment results that compared favorably with other tax-exempt money market portfolios.
   For the six-month reporting period ended April 30, 2000, Trust and Retail A Shares of the Galaxy Tax-Exempt Fund had total returns of 1.54% and 1.47%, respectively. Over the same time, trust and retail shares of other tax-exempt money market funds reporting their performances to Lipper earned average total returns of 1.68% and 1.54%, respectively.
   Retail A Shares of the Galaxy Connecticut Municipal Money Market Fund had a total return of 1.44%, versus 1.40% for the retail shares of other Connecticut tax-exempt money market funds tracked by Lipper. Retail A Shares of the Galaxy Massachusetts Municipal Money Market Fund had a total return of 1.46%, versus 1.49% for the retail shares of other Massachusetts tax-exempt money market funds reporting their performances to Lipper.
   As of April 30, 2000, the average maturity of the Galaxy Tax-Exempt Fund was 39 days, and the average maturities of the Galaxy Connecticut and Galaxy Massachusetts Municipal Money Market Funds were 43 days and 27 days, respectively.

ANTICIPATING CHANGES IN SUPPLY AND DEMAND
   When the period began, investors were generally concerned about a slowdown in economic activity due to potential Y2K computer concerns. The uncertainty surrounding this once-in-a-lifetime event made for uneventful activity in the tax-exempt arena. Demand for short-term tax-exempt securities was strong due to the fact that investors wanted to keep cash available for any eventualities that might arise.
   After Y2K came and went with no significant problems, interest rates began moving higher as investors focused on the strength of the economy. However, demand for tax-exempt securities at the short-end of the yield curve increased, which prevented tax-exempt yields from mirroring their taxable counterparts.

GALAXY
TAX-EXEMPT FUND

DISTRIBUTION OF TOTAL NET ASSETS AS OF APRIL 30, 2000

                                 [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

EAST                                                                    15%
PACIFIC                                                                  2%
SOUTH                                                                   58%
MOUNTAIN                                                                15%
NORTH CENTRAL                                                           14%
OTHER TERRITORIES, CASH EQUIVALENTS & NET OTHER ASSETS AND LIABILITES   (4)%

GALAXY TAX-EXEMPT FUND

7-DAY AVERAGE YIELD (%)

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                     GALAXY         GALAXY
                   TAX-EXEMPT     TAX-EXEMPT
                      FUND            FUND
                     TRUST          RETAIL A
5/31/99               2.7             2.55
6/30/99               3.2             3.05
7/31/99               2.64            2.5
8/31/99               2.68            2.53
9/30/99               3.21            3.08
10/31/99              2.9             2.76
11/30/99              3.16            3.02
12/31/99              3.84            3.71
1/31/2000             2.83            2.69
2/29/2000             3.2             3.07
3/31/2000             3.2             3.07
4/30/2000             4.12            4.01

GALAXY CONNECTICUT MUNICIPAL
MONEY MARKET FUND

7-DAY AVERAGE YIELD (%)

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


5/31/99                        2.51
6/30/99                        2.94
7/31/99                        2.46
8/31/99                        2.51
9/30/99                        2.92
10/31/99                       2.71
11/30/99                       3
12/31/2000                     3.66
1/31/2000                      2.68
2/29/2000                      2.94
3/31/2000                      3
4/30/2000                      3.87

PORTFOLIO REVIEWS

   Although short-term yields continued to rise as the period progressed, tax-exempt money market securities faced seasonal downward pressure on yields due to increased demand. Against this backdrop, we boosted our exposure to tax-exempt notes, which enhanced the level of income paid to shareholders. In anticipation of increasing liquidations during the April tax season, we raised cash investments in the Funds. Once yields started rising, as they typically do during tax season, we took advantage of the higher rates.
   Throughout the reporting period, the Funds benefited from investments in variable-rate securities. Because these securities adjust their rates periodically, they helped increase the Funds' yields as rates rose especially during tax season.

REDUCED SUPPLIES
   Many state and local governments are now starting new fiscal years, which usually increases the supply of new tax-exempt securities. We believe this year will be different, however. Thanks to strong tax revenues, many state and local municipalities do not have the same financing needs that they have had in recent years.
   Usually when a flood of new issues comes to market, yields improve due to the increase in supply. When this happens, we usually lock in the higher yields with longer-maturity investments. We expect to continue to lock in yields on securities that we find attractive this year, but for a different reason. We believe that the economy will slow enough in the second half of the year, making higher-yield securities more valuable to investors. As always, we plan to continue to maintain our diversified investment strategy and focus only on securities that meet our high criteria for investment.

GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND

DISTRIBUTION OF TOTAL NET ASSETS AS OF APRIL 30, 2000

                                 [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CONNECTICUT                                                     64%
NORTH CENTRAL                                                    2%
SOUTH                                                           14%
EAST                                                             2%
PACIFIC                                                          4%
MOUNTAIN,OTHER TERRITORIES, CASH EQUIVALENT & NET OTHER ASSETS
AND LIABILITIES                                                 14%


GALAXY MASSACHUSETTS MUNICIPAL
MONEY MARKET FUND

DISTRIBUTION OF TOTAL NET ASSETS AS OF APRIL 30, 2000


                                 [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MASSACHUSETTS                                          67%
EAST                                                    7%
SOUTH                                                  14%
OTHER TERRITORIES CASH EQUIVALENT & NET OTHER ASSETS
AND LIABILITIES                                         2%
PACIFIC                                                 4%
MOUNTAIN                                                3%
NORTH CENTRAL                                           3%



GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

7-DAY AVERAGE YIELD (%)

                                 [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

5/31/99           2.54
6/30/99           2.96
7/31/99           2.44
8/31/99           2.5
9/30/99           2.93
10/31/99          2.73
11/30/99          3
12/31/99          3.81
1/31/2000         2.69
2/29/2000         3.02
3/31/2000         3.01
4/30/2000         4.15

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUES WILL VARY WITH MARKET CONDITIONS SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE INVESTMENT ADVISOR IS PRESENTLY WAIVING FEES AND/OR REIMBURSING EXPENSES AND MAY REVISE OR DISCONTINUE SUCH PRACTICE AT ANY TIME. WITHOUT SUCH WAIVERS AND/OR REIMBURSEMENTS, PERFORMANCE WOULD BE LOWER. TOTAL RETURN FIGURES IN THIS REPORT INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AND EXCLUDE THE DEDUCTION OF ANY CONTINGENT DEFERRED SALES CHARGE UNLESS OTHERWISE INDICATED. RETAIL B SHARES OF THE GALAXY MONEY MARKET FUND ARE SUBJECT TO A 5.00% CONTINGENT DEFERRED SALES CHARGE IF SHARES ARE REDEEMED WITHIN THE FIRST YEAR AFTER PURCHASE. THE CHARGE DECREASES TO 4.00%, 3.00%, 3.00%, 2.00% AND 1.00% FOR REDEMPTIONS MADE DURING THE SECOND THROUGH SIXTH YEARS, RESPECTIVELY. RETAIL B SHARES AUTOMATICALLY CONVERT TO RETAIL A SHARES AFTER SIX YEARS. THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

SHAREHOLDER SERVICES

AUTOMATIC INVESTMENT PROGRAM

The Golden Rule of investing is "pay yourself first." That is easy to do with Galaxy's Automatic Investment Program. For as little as $50 per month deducted directly from your checking, savings, or bank money market account, you can consistently and conveniently add to your Galaxy investment. When you establish an Automatic Investment Program, the $2,500 initial investment requirement for Galaxy is waived. Of course, such a program does not assure a profit and does not protect against loss in a declining market.

DIVERSIFICATION

A fundamental investment practice is "diversification." A well-balanced asset allocation plan may help to control your risk while pursuing your goals. Many mutual funds offer a low-cost way to diversify your investments while you benefit from professional management. Galaxy's comprehensive array of investment choices can be used in combination to match the needs of nearly everyone.



EXCHANGE PRIVILEGES

As your investment needs change, you can conveniently exchange your shares in one Fund for shares in another Fund within the same share class.

CONSOLIDATED STATEMENTS

Timely, comprehensive mutual fund account statements offer detailed information on your individual account. If you have a FleetOne Gold or a Fleet Private Banking Account, your Galaxy Fund information can be added to these statements.

24-HOUR ACCESS TO REGISTERED REPRESENTATIVES

24 hours a day, seven days a week, 365 days a year, we are ready and available to help. Our toll-free telephone lines offer round-the-clock access to Fund information and services. Call toll-free 1-877-BUY-GALAXY (1-877-289-4252) for information on initial purchases and current performance.


--------------------------------------------------------------------------------
CERTAIN SHAREHOLDER SERVICES MAY NOT BE AVAILABLE TO TRUST SHARE INVESTORS. PLEASE CONSULT YOUR FUND PROSPECTUS. SHARES OF THE FUNDS ARE DISTRIBUTED
THROUGH PROVIDENT DISTRIBUTORS, INC., MEMBER NASD AND SIPC.

[START SIDEBAR]
"A WELL-BALANCED ASSET ALLOCATION PLAN MAY HELP TO CONTROL YOUR RISK WHILE PURSUING YOUR GOALS."
[END SIDEBAR]

SHAREHOLDER INFORMATION
[START SIDEBAR]
                                    TRUSTEES
                                  AND OFFICERS

                              Dwight E. Vicks, Jr.
                              CHAIRMAN AND TRUSTEE

                                 John T. O'Neill
                              PRESIDENT, TREASURER
                                   AND TRUSTEE

                                Louis DeThomasis,
                                  F.S.C., Ph.D.
                                     TRUSTEE

                                Donald B. Miller
                                     TRUSTEE

                                  James M. Seed
                                     TRUSTEE

                               Bradford S. Wellman
                                     TRUSTEE

                                  Jylanne Dunne
                               Vice President and
                               Assistant Treasurer

                                William Greilich
                                 VICE PRESIDENT

                                    W. Bruce
                                 McConnel, Esq.
                                    SECRETARY

                               INVESTMENT ADVISOR

                                Fleet Investment
                                  Advisors Inc.
                                 75 State Street
                                Boston, MA 02109

                                   DISTRIBUTOR

                          Provident Distributors, Inc.
                               3200 Horizon Drive
                                 King of Prussia
                               Pennsylvania 19406

                                  ADMINISTRATOR

                                    PFPC Inc.
                               4400 Computer Drive
                                  Westborough,
                            Massachusetts 01581-5108

                                     AUDITOR

                                Ernst & Young LLP
                              200 Clarendon Street
                                Boston, MA 02116

                                  LEGAL COUNCEL

                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                           Philadelphia, PA 19103-6996
[END SIDEBAR]

This report is submitted for the general information of shareholders of The Galaxy Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for each Fund of The Galaxy Fund, which contains more information concerning the investment policies and expenses of the Funds as well as other pertinent information. For complete information, and before making an investment decision on any of the Funds of The Galaxy Fund, you should request a prospectus from Provident Distributors, Inc. by calling toll-free 1-877-BUY-GALAXY (1-877-289-4252). Read the prospectus carefully before you invest.

SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, FLEETBOSTON FINANCIAL CORPORATION OR ANY OF ITS AFFILIATES, FLEET INVESTMENT ADVISORS INC., OR ANY FLEET BANK. SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY AS A RESULT OF MARKET CONDITIONS OR OTHER FACTORS SO THAT SHARES OF THE FUNDS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. THERE IS NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

                                [GRAPHIC OMITTED]

                   This report was printed on recycled paper.

MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2000 (UNAUDITED)

   PAR VALUE                                              VALUE
   ---------                                              -----

COMMERCIAL PAPER (A) - 60.61%


                FINANCE - 35.12%

$150,000,000    ABB Treasury Center USA
                6.05%, 05/01/00 (C)..............  $ 150,000,000
  50,000,000    American Express Credit Corp.
                6.02%, 05/15/00..................     49,882,944
 100,000,000    Associates Corp. of North America
                6.04%, 05/01/00..................    100,000,000
  50,000,000    Associates Corp. of North America
                6.01%, 05/09/00..................     49,933,222
  65,300,000    BellSouth Capital Funding Corp.
                6.00%, 05/01/00 (C)..............     65,300,000
  53,000,000    BellSouth Capital Funding Corp.
                6.00%, 05/16/00 (C)..............     52,867,500
  50,000,000    BMW U.S. Capital Corp.
                6.08%, 05/24/00..................     49,805,778
  50,000,000    CDC Commercial Paper Corp.
                5.90%, 05/05/00 (C)..............     49,967,222
  50,000,000    CDC Commercial Paper Corp.
                6.02%, 05/15/00 (C)..............     49,882,945
  50,000,000    CDC Commercial Paper Corp.
                6.05%, 05/22/00 (C)..............     49,823,542
  50,000,000    Ford Motor Credit Co.
                6.00%, 05/17/00..................     49,866,667
  50,000,000    Ford Motor Credit Co.
                6.00%, 05/19/00..................     49,850,000
  50,000,000    General Electric Capital Corp.
                6.00%, 05/05/00..................     49,966,667
  50,000,000    General Electric Capital Corp.
                5.99%, 06/01/00..................     49,742,097
  50,000,000    General Motors Acceptance Corp.
                6.03%, 05/08/00..................     49,941,375
  50,000,000    General Motors Acceptance Corp.
                6.00%, 05/22/00..................     49,825,000
 100,000,000    IBM Credit Corp.
                5.96%, 05/16/00..................     99,751,667
  50,000,000    International Lease Finance Corp.
                6.00%, 05/09/00..................     49,933,333
  50,000,000    International Lease Finance Corp.
                6.00%, 05/16/00..................     49,875,000
  50,000,000    International Lease Finance Corp.
                6.00%, 05/19/00..................     49,850,000
 100,000,000    Morgan (J.P.) & Co.
                5.90%, 05/08/00..................     99,885,278
  30,000,000    National Rural Utilities Cooperative
                Finance Corp.
                6.00%, 05/18/00..................     29,915,000
 150,000,000    UBS Finance (DE) LLC
                6.04%, 05/01/00..................    150,000,000
  33,000,000    USAA Capital Corp.
                6.03%, 05/12/00..................     32,939,198
  39,261,000    USAA Capital Corp.
                5.97%, 05/15/00..................     39,169,849
                                                   -------------
                                                   1,567,974,284
                                                   -------------

   PAR VALUE                                              VALUE
   ---------                                              -----
                CONSUMER STAPLES - 20.58%

$ 50,000,000    Coca Cola Co.
                6.01%, 05/09/00..................  $  49,933,222
  50,000,000    Coca Cola Co.
                5.95%, 05/12/00..................     49,909,097
  50,000,000    Coca Cola Co.
                6.02%, 05/26/00..................     49,790,972
  38,525,000    Colgate Palmolive Co.
                6.01%, 05/18/00 (C)..............     38,415,665
  50,000,000    DaimlerChrysler NA Holding
                5.92%, 05/10/00..................     49,926,000
 100,000,000    DaimlerChrysler NA Holding
                6.01%, 05/17/00..................     99,732,889
  36,500,000    Heinz (H.J.) Co.
                6.03%, 05/15/00..................     36,414,408
  36,350,000    Kimberly-Clark Corp.
                6.00%, 05/12/00 (C)..............     36,283,358
  85,000,000    Koch Industries, Inc.
                6.03%, 05/01/00 (C)..............     85,000,000
  50,000,000    Merck & Co., Inc.
                6.00%, 05/19/00..................     49,850,000
  50,000,000    Procter & Gamble Co.
                6.02%, 05/09/00..................     49,933,111
  50,000,000    United Parcel Service of America, Inc.
                6.00%, 05/11/00..................     49,916,667
 100,190,000    Wal-Mart Stores, Inc.
                6.00%, 05/16/00 (C)..............     99,939,608
  50,000,000    Wal-Mart Stores, Inc.
                6.00%, 05/18/00 (C)..............     49,858,333
  74,000,000    Warner-Lambert Co.
                6.00%, 05/11/00 (C)..............     73,876,667
  50,000,000    Warner-Lambert Co.
                6.00%, 05/17/00 (C)..............     49,866,667
                                                   -------------
                                                     918,646,664
                                                   -------------

                TECHNOLOGY - 1.12%

  50,000,000    Pitney Bowes, Inc.
                6.00%, 05/10/00..................     49,925,000
                                                   -------------

                BASIC MATERIALS - 1.12%

  50,000,000    duPont (E.I.) deNemours & Co.
                6.01%, 05/10/00..................     49,924,875
                                                   -------------

                UTILITIES (C) - 1.03%

  46,000,000    SBC Communications, Inc.
                5.90%, 05/04/00..................     45,977,383
                                                   -------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

MONEY MARKET FUND

APRIL 30, 2000 (UNAUDITED)


   PAR VALUE                                              VALUE
   ---------                                              -----

                CONSUMER CYLICAL (C) - 0.86%

$38,500,000     McDonald's Corp.
                6.00%, 05/08/00..................  $  38,455,083
                                                   -------------

                ENERGY - 0.78%

 35,000,000     Exxon Asset Management Co.
                6.00%, 05/04/00..................     34,982,500
                                                   -------------
                TOTAL COMMERCIAL PAPER...........  2,705,885,789
                                                   -------------
                (Cost $2,705,885,789)

CORPORATE NOTES AND BONDS - 24.07%


                BANKING - 15.46%

 68,000,000     Allfirst Bank
                6.31%, 10/26/00 (B)..............     67,979,227
 50,000,000     American Express Centurion Bank,
                Bank Note
                6.14%, 03/30/01 (B)..............     50,000,000
 48,000,000     Bank of New York
                6.52%, 01/22/01..................     47,981,721
 50,000,000     Bank One N.A., Bank Note
                6.16%, 10/16/00..................     49,991,222
 50,000,000     Citicorp, Inc., MTN
                6.10%, 04/04/01 (B)..............     50,000,000
 50,000,000     Comerica Bank, Bank Note
                6.15%, 09/01/00 (B)..............     49,988,192
 12,500,000     Comerica Bank, Bank Note
                6.20%, 09/25/00 (B)..............     12,499,297
 10,000,000     Comerica Bank, Bank Note
                6.05%, 02/14/01 (B)..............      9,996,356
 50,000,000     Comerica Bank, Bank Note
                6.04%, 03/14/01 (B)..............     49,978,644
 12,500,000     First National Bank of Maryland
                6.34%, 12/04/00 (B)..............     12,515,864
 50,000,000     Huntington National Bank, Bank Note
                6.05%, 12/13/00 (B)..............     49,972,213
 30,750,000     Huntington National Bank, Bank Note
                6.38%, 01/12/01 (B)..............     30,779,271
 37,500,000     Key Bank N.A., Bank Note
                6.09%, 06/26/00 (B)..............     37,496,607
 37,000,000     Key Bank N.A., Bank Note
                6.33%, 11/02/00 (B)..............     37,034,291
 40,000,000     Key Bank N.A., Bank Note
                6.50%, 01/29/01..................     39,982,942
 44,000,000     M & I Bank Northeast
                6.36%, 10/26/00..................     44,000,000
 50,000,000     Rabobank Nederland
                6.66%, 03/08/01..................     49,979,777
                                                   -------------
                                                     690,175,624
                                                   -------------

   PAR VALUE                                              VALUE
   ---------                                              -----



                FINANCE - 5.25%

$36,000,000     IBM Credit Corp., MTN
                5.90%, 08/07/00..................  $  35,996,059
 60,000,000     National Rural Utilities
                Cooperative, MTN
                6.21%, 06/26/00 (B)..............     59,999,161
 38,500,000     National Rural Utilities
                Cooperative, MTN
                6.13%, 08/02/00 (B)..............     38,497,952
100,000,000     Texaco Capital, Inc., MTN
                5.94%, 05/03/00 (B)..............     99,999,486
                                                   -------------
                                                     234,492,658
                                                   -------------

                UTILITIES (B) - 1.68%

 75,000,000     AT&T Corp.
                6.24%, 07/13/00 (D)..............     74,994,000
                                                   -------------

                CONSUMER STAPLES - 1.68%

 25,000,000     Anheuser-Busch Cos.,
                6.03%, 06/16/00 (B) (D)..........     24,996,595
 50,000,000     Sara Lee Corp., MTN
                6.68%, 02/14/01..................     49,977,496
                                                   -------------
                                                      74,974,091
                                                   -------------
                TOTAL CORPORATE NOTES AND BONDS .  1,074,636,373
                                                   -------------
                (Cost $1,074,636,373)

CERTIFICATES OF DEPOSIT - 16.47%

 34,000,000     Allfirst Bank
                6.07%, 02/09/01 (B)..............     33,987,088
 50,000,000     Bank of Nova Scotia
                6.70%, 02/12/01..................     49,979,488
100,000,000     Barclays Bank Plc
                6.09%, 05/26/00..................    100,000,000
 50,000,000     Bayerische Landesbank New York
                6.03%, 12/15/00 (B)..............     49,968,852
100,000,000     Bayerische Landesbank New York
                6.06%, 12/15/00 (B)..............     99,953,279
 50,000,000     Canadian Imperial Bank, Yankee
                5.25%, 10/18/00..................     49,999,454
 48,000,000     Canadian Imperial Bank
                6.88%, 05/02/01..................     47,990,904
 88,500,000     First Union National Bank
                6.13%, 11/24/00 (B)..............     88,490,110
 15,000,000     Key Bank N.A.
                5.71%, 07/12/00..................     14,998,725
 50,000,000     Rabobank Nederland
                6.69%, 02/28/01..................     49,980,309
 50,000,000     Royal Bank of Canada, Yankee
                6.52%, 01/18/01..................     49,982,945
 50,000,000     Royal Bank of Canada
                6.03%, 03/14/01 (B)..............     49,976,507
 50,000,000     SunTrust Bank
                6.78%, 04/18/01..................     49,986,281
                                                   -------------
                TOTAL CERTIFICATES OF DEPOSIT ...    735,293,942
                                                   -------------
                (Cost $735,293,942)

                       SEE NOTES TO FINANCIAL STATEMENTS.

MONEY MARKET FUND

APRIL 30, 2000 (UNAUDITED)

   PAR VALUE                                              VALUE
   ---------                                              -----


U.S. AGENCY OBLIGATION - 0.29%


                FEDERAL HOME LOAN BANK - 0.29%

$13,000,000    5.92%, 10/13/00..................  $   12,994,608
                                                  --------------
                TOTAL U.S. AGENCY OBLIGATION ....     12,994,608
                                                  --------------
                (Cost $12,994,608)

REPURCHASE AGREEMENT - 0.31%

 13,669,000     Repurchase Agreement with:
                Merrill Lynch
                5.70%, Due 05/01/2000, dated 04/28/2000
                Repurchase Price $13,675,493
                (Collateralized by U.S. Treasury
                Note 7.50% Due 11/15/01,
                Total Par $13,320,000,
                Market Value $13,943,473)........     13,669,000
                                                  --------------
                TOTAL REPURCHASE AGREEMENT ......     13,669,000
                                                  --------------
                (Cost $13,669,000)
TOTAL INVESTMENTS - 101.75%......................  4,542,479,712
                                                  --------------
(Cost $4,542,479,712)*
NET OTHER ASSETS AND LIABILITIES - (1.75)%.......    (78,263,618)
                                                  --------------
NET ASSETS - 100.00%............................  $4,464,216,094
                                                  ==============

--------------------------------------------
*    Aggregate  cost for  federal  tax  purposes.
(A)  Discount  yield at time of purchase.
(B) Interest is reset at various time intervals. The interest rate shown reflects the rate in effect at April 30, 2000.
(C) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At April 30, 2000, these securities amounted to $935,513,973 or 20.96% of net assets.
(D) Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At April 30, 2000, these securities amounted to $99,990,595 or 2.23% of net assets.
MTN  Medium Term Note


                       SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2000 (UNAUDITED)

   PAR VALUE                                              VALUE
   ---------                                              -----

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 89.14%


                FEDERAL HOME LOAN MORTGAGE CORPORATION - 30.81%

$ 8,300,000     5.88%, 05/02/00 (A)..............  $   8,298,644
 40,000,000     5.88%, 05/09/00 (A)..............     39,947,733
 43,000,000     5.81%, 05/11/00 (A)..............     42,930,603
 10,000,000     5.94%, 05/18/00 (B)..............      9,999,539
 90,000,000     5.78%, 05/25/00 (A)..............     89,649,867
 40,000,000     5.94%, 12/20/00 (B), MTN.........     39,968,169
 20,000,000     6.35%, 01/05/01, MTN.............     19,972,007
 25,000,000     6.23%, 04/26/01 (A)..............     23,442,499
                                                   -------------
                                                     274,209,061
                                                   -------------

                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 27.22%

 20,000,000     5.00%, 05/04/00, MTN.............     19,998,134
 20,000,000     5.12%, 05/12/00, MTN.............     19,993,830
 40,000,000     5.90%, 05/16/00 (A)..............     39,901,667
 40,000,000     5.89%, 05/23/00 (A)..............     39,856,022
 40,000,000     6.08%, 07/20/00 (A)..............     39,459,556
 18,000,000     5.97%, 07/26/00 (B), MTN.........     17,997,357
 25,000,000     5.92%, 08/04/00 (B), MTN.........     24,996,107
 40,000,000     5.93%, 12/08/00 (B), MTN.........     39,976,330
                                                   -------------
                                                     242,179,003
                                                   -------------

                FEDERAL HOME LOAN BANK - 26.08%

 13,000,000     5.88%, 05/03/00 (A)..............     12,995,753
 50,000,000     5.90%, 05/22/00 (A)..............     49,827,917
 30,500,000     5.20%, 05/26/00..................     30,499,229
 50,000,000     5.85%, 05/26/00 (A)..............     49,797,049
 15,000,000     6.00%, 07/28/00 (B)..............     14,997,836
 30,000,000     5.71%, 08/09/00..................     29,994,836
 15,000,000     6.13%, 10/04/00 (B)..............     14,995,603
 19,000,000     5.92%, 10/13/00..................     18,992,120
 10,000,000     6.45%, 03/16/01..................      9,990,649
                                                   -------------
                                                     232,090,992
                                                   -------------

                FEDERAL FARM CREDIT BANK - 5.03%

 25,000,000     5.97%, 09/01/00 (B)..............     24,997,480
 20,000,000     5.13%, 04/02/01..................     19,757,828
                                                   -------------
                                                      44,755,308
                                                   -------------
                TOTAL U.S. GOVERNMENT AND AGENCY
                OBLIGATIONS .....................    793,234,364
                                                   -------------
                (Cost $793,234,364)


   PAR VALUE                                              VALUE
   ---------                                              -----

REPURCHASE AGREEMENT - 11.08%

 $98,609,000    Repurchase Agreement with:
                Merrill Lynch
                5.70%, Due 05/01/2000, dated 04/28/2000,
                Repurchase Price $98,655,839
                (Collateralized by U.S. Treasury
                Notes & Bonds 7.50% - 14.00%,
                Due  11/15/01  through  11/15/11,
                Total Par $74,703,000,
                Market Value $100,588,383).......  $  98,609,000
                                                   -------------
                TOTAL REPURCHASE AGREEMENT ......     98,609,000
                                                   -------------
                (Cost $98,609,000)
TOTAL INVESTMENTS - 100.22%......................    891,843,364
                                                   -------------
(Cost $891,843,364)*
NET OTHER ASSETS AND LIABILITIES - (0.22)%.......     (1,939,059)
                                                   -------------
NET ASSETS - 100.00%.............................  $ 889,904,305
                                                   =============
----------------------------------------------
*      Aggregated cost for federal tax purposes.
(A)    Discount yield at time of purchase.
(B) Interest is reset at various time intervals. The interest rate shown reflects the rate in effect at April 30, 2000.
MTN    Medium Term Note


                       SEE NOTES TO FINANCIAL STATEMENTS.

TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2000 (UNAUDITED)


   PAR VALUE                                              VALUE
   ---------                                              -----


MUNICIPAL SECURITIES - 107.40%


                ALABAMA - 3.14%

$ 4,300,000     Chatom County, IDB,
                National Rural Utilities, CFC
                4.00%, 07/06/00..................  $   4,300,000
 11,500,000     Mobile IDB Dock & Wharf Revenue,
                Holnam Inc. Project, Series A
                5.00%, 06/01/32 (A)
                LOC: Bayerische Landesbank GZ....     11,500,000
  1,500,000     North Alabama, PCR,
                Environmental Improvement Authority,
                Reynolds Metals
                6.00%, 12/01/00 (A)
                LOC: Bank of Nova Scotia.........      1,500,000
  1,000,000     Phoenix County, IDB,
                Environmental Improvements
                Georgia Kraft Project
                5.80%, 12/01/15 (A)
                LOC: Deutsche Bank AG............      1,000,000
                                                   -------------
                                                      18,300,000
                                                   -------------

                ALASKA - 2.91%

  6,500,000     Valdez Marine Terminal Revenue
                Exxon Pipeline Co. Project,
                Series A
                5.85%, 12/01/33 (A)..............      6,500,000
  8,600,000     Valdez Marine Terminal Revenue
                Exxon Pipeline Co. Project,
                Series B
                5.85%, 12/01/33 (A)..............      8,600,000
  1,850,000     Valdez Marine Terminal Revenue
                Exxon Pipeline Co. Project,
                Series C
                5.85%, 12/01/33 (A)..............      1,850,000
                                                   -------------
                                                      16,950,000
                                                   -------------

                ARIZONA - 1.20%

  5,000,000     Maricopa County,
                PCR, Arizona Public Service Co.
                Series A
                5.85%, 05/01/29 (A)
                LOC: Morgan Guaranty Trust.......      5,000,000
  2,000,000     Maricopa County,
                PCR, Arizona Public Service Co.
                Series C
                5.80%, 05/01/29 (A)
                LOC: Toronto Dominion Bank.......      2,000,000
                                                   -------------
                                                       7,000,000
                                                   -------------

   PAR VALUE                                              VALUE
   ---------                                              -----
                ARKANSAS - 1.63%

 $7,300,000     Crossett, PCR,
                Georgia Pacific Corp. Project
                5.00%, 10/01/07 (A)
                LOC: Wachovia Bank, N.A..........  $   7,300,000
  2,200,000     Pulaski County, PCR,
                Minnesota Mining & Manufacturing
                4.70%, 08/01/22 (A)..............      2,200,000
                                                   -------------
                                                       9,500,000
                                                   -------------

                CALIFORNIA - 1.12%

  2,700,000     Los Angeles Regional
                Airports Improvement Corp.
                American Airlines, Inc., Series B,
                LA International Airport
                6.00%, 12/01/24 (A)
                LOC: Wachovia Bank, N.A..........      2,700,000
  3,800,000     Los Angeles Regional
                Airports Improvement Corp.
                American Airlines, Inc., Series E, LA
                International Airport
                6.00%, 12/01/24 (A)
                LOC: Wachovia Bank, N.A. ........      3,800,000
                                                   -------------
                                                       6,500,000
                                                   -------------

                COLORADO - 1.18%

  3,815,000     Colorado State HFA,
                Boulder Community Hospital Project
                Series B
                5.00%, 10/01/14 (A)
                Insured: MBIA,
                SPA: Rabobank Netherland NV .....      3,815,000
  3,070,000     Colorado State HFA,
                Boulder Community Hospital Project
                Series C
                5.00%, 10/01/14 (A)
                Insured: MBIA,
                SPA: Rabobank Netherland NV......      3,070,000
                                                   -------------
                                                       6,885,000
                                                   -------------

                FLORIDA - 3.09%

 10,000,000     Putnam County Development
                Authority, PCR, Seminole Electric
                Cooperative, Series D
                3.80%, 12/15/09 (A)
                Guaranteed: National Rural
                Utilities CFC....................     10,000,000
  8,000,000     West Orange Healthcare
                District Revenue, Series B
                5.00%, 02/01/22 (A)
                LOC: Suntrust Bank...............      8,000,000
                                                   -------------
                                                      18,000,000
                                                   -------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

Tax-Exempt Fund

April 30, 2000 (unaudited)


   PAR VALUE                                              VALUE
   ---------                                              -----

              GEORGIA - 1.76%

 $8,360,000     Burke County Development
                Authority, PCR, Oglethorpe
                Power Corp., Series A
                5.05%, 01/01/16 (A)
                Insured: FGIC,
                SPA: Canadian Imperial
                Bank of Commerce.................  $   8,360,000
  1,900,000     Municipal Electric Authority,
                Project One, Series D
                5.05%, 01/01/22 (A)
                LOC: ABN-AMRO Bank N.V. .........      1,900,000
                                                   -------------
                                                      10,260,000
                                                   -------------

                ILLINOIS - 3.91%

  6,100,000     Chicago O'Hare International Airport
                American Airlines, Series C
                5.80%, 12/01/17 (A)
                LOC: Royal Bank of Canada........      6,100,000
  5,000,000     Illinois Development Finance
                Authority, PCR, Illinois Power Co.
                Project, Series A
                5.05%, 11/01/28 (A)
                LOC: ABN-AMRO Bank N.V. .........      5,000,000
  9,800,000     Illinois Educational Facilities
                Authority Revenue
                3.80%, 06/14/00
                LOC: Northern Trust Co...........      9,800,000
  1,900,000     Northbrook, IDR,
                Euromarket Designs, Inc.
                5.05%, 07/01/02 (A)
                LOC: Harris Trust & Savings Bank.      1,900,000
                                                   -------------
                                                      22,800,000
                                                   -------------

                INDIANA - 3.21%

  5,205,000     Fort Wayne Hospital Authority
                Parkview Memorial Hospital,
                Series B
                5.00%, 01/01/16 (A)
                LOC: Bank of America NT & SA.....      5,205,000
  3,840,000     Fort Wayne Hospital Authority
                Parkview Memorial Hospital,
                Series C
                5.00%, 01/01/16 (A)
                LOC: Bank of America NT & SA.....      3,840,000
  9,700,000     Princeton Industrial, PCR,
                PSI Energy, Inc. Project
                5.85%, 03/01/19 (A)
                LOC: Canadian Imperial
                Bank of Commerce.................      9,700,000
                                                   -------------
                                                      18,745,000
                                                   -------------

   PAR VALUE                                              VALUE
   ---------                                              -----


                IOWA - 0.69%

 $4,000,000     Iowa Finance Authority Revenue,
                Wheaton Franciscan, Series A
                5.00%, 08/15/12 (A)
                Insured: MBIA,
                SPA: Toronto-Dominion Bank.......  $   4,000,000
                                                   -------------

                KENTUCKY - 4.09%

  8,800,000     Ashland, PCR,
                Ashland Oil, Inc. Project
                4.90%, 04/01/09 (A)
                LOC: SunTrust Bank...............      8,800,000
 15,000,000     Kentucky Asset Liability Commission,
                General Fund Revenue, TRAN,
                Series A
                4.25%, 06/28/00..................     15,020,108
                                                   -------------
                                                      23,820,108
                                                   -------------

                LOUISIANA - 8.68%

  9,800,000     Ascension Parish, PCR,
                Shell Oil Co.
                4.90%, 05/01/26 (A)..............      9,800,000
  4,000,000     East Baton Rouge Parish,
                PCR, Exxon Project
                5.80%, 03/01/22 (A)..............      4,000,000
  1,800,000     Lake Charles Harbor &
                Terminal District
                Port Facilities Revenue
                Citgo Petroleum Corp.
                5.05%, 08/01/07 (A)
                LOC: Westdeutsche Landesbank GZ..      1,800,000
  1,000,000     Louisiana Public Facilities Authority,
                PCR, Ciba-Geigy Corp. Project
                5.00%, 12/01/04 (A)
                LOC: UBS AG......................      1,000,000
  2,100,000     Louisiana State Offshore Terminal
                Authority, Deepwater Port Revenue
                Loop, Inc., 1st Stage
                5.90%, 09/01/06 (A)
                LOC: UBS AG......................      2,100,000
  7,600,000     Louisiana State Offshore Terminal
                Authority, Deepwater Port Revenue
                Loop, Inc., 1st Stage A
                5.85%, 09/01/08 (A)
                LOC: UBS AG......................      7,600,000
  8,800,000     St. Charles Parish, PCR,
                Shell Oil Co. Project
                4.90%, 06/01/05 (A)..............      8,800,000
 15,500,000     St. James Parish, PCR,
                Texaco Project, Series A
                4.25%, 10/17/00..................     15,500,000
                                                   -------------
                                                      50,600,000
                                                   -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

TAX-EXEMPT FUND

APRIL 30, 2000 (UNAUDITED)


   PAR VALUE                                              VALUE
   ---------                                              -----

                MAINE - 1.89%

 $11,000,000    Maine Finance Authority,
                Jackson Laboratory Issue
                5.05%, 12/01/30 (A)
                LOC: Keybank N.A. ...............  $  11,000,000
                                                   -------------

                MARYLAND - 1.41%

  8,185,000     Maryland State, GO
                5.00%, 03/01/01..................      8,242,817
                                                   -------------

                MASSACHUSETTS - 1.87%

  8,000,000     Massachusetts State HEFA,
                Harvard University, Series R
                5.00%, 11/01/49 (A)..............      8,000,000
  2,900,000     Massachusetts State Housing Finance
                Agency, Multi-Family, Series A
                4.95%, 12/01/25 (A)
                LOC: GNMA,
                SPA: Republic National
                Bank of New York.................      2,900,000
                                                   -------------
                                                      10,900,000
                                                   -------------

                MICHIGAN - 3.78%

  1,200,000     Cornell Township Economic
                Development Corp.,
                Environmental Improvement Revenue,
                Mead Escabana Paper Co.
                5.95%, 11/01/16 (A)
                LOC: Bank of America NT & SA.....      1,200,000
  6,000,000     Michigan Municipal Bond Authority,
                Series A-1
                4.75%, 04/26/01..................      6,028,365
 14,835,000     Michigan State University
                Revenue, Series A-2
                4.90%, 08/15/22 (A)..............     14,835,000
                                                   -------------
                                                      22,063,365
                                                   -------------

                MINNESOTA - 0.86%

  5,000,000     Minneapolis, GO
                4.50%, 12/01/00..................      5,015,512
                                                   -------------

                MISSISSIPPI - 4.73%

  2,200,000     Claiborne County, PCR,
                National Rural/South Mississippi
                4.00%, 06/15/00..................      2,200,000
  1,100,000     Harrison County, PCR,
                duPont (E.I.) deNemours & Co.
                5.85%, 09/01/10 (A)..............      1,100,000
  2,000,000     Jackson County Water System
                3.90%, 11/01/24 (A)
                Guaranteed: Chevron Corp.........      2,000,000
  6,600,000     Jackson County, PCR,
                Chevron USA, Inc. Project
                5.90%, 12/01/16 (A)..............      6,600,000



   PAR VALUE                                              VALUE
   ---------                                              -----

                MISSISSIPPI (C0NTINUED)

 $13,595,000    Mississippi State Highway Revenue,
                Four Lane Highway Project, Series 39
                4.50%, 06/01/00..................  $  13,607,306
  2,050,000     Perry County, PCR,
                Leaf River Forest Project
                5.90%, 03/01/02 (A)
                LOC: Wachovia Bank N.A. .........      2,050,000
                                                   -------------
                                                      27,557,306
                                                   -------------

                NEVADA - 0.81%

  4,700,000     Reno Hospital Revenue
                St Mary's Regional Medical Center,
                Series B
                6.00%, 05/15/23 (A)
                Insured: MBIA,
                SPA: Rabobank Nederland NV.......      4,700,000
                                                   -------------

                NEW MEXICO - 5.42%

  6,000,000     Farmington, PCR,
                Arizona Public Service Co.,
                Series A
                5.90%, 05/01/24 (A)
                LOC: Bank of America NT & SA.....      6,000,000
  5,200,000     Farmington, PCR,
                Arizona Public Service Co.,
                Series B
                5.90%, 09/01/24 (A)
                LOC: Barclays Bank Plc...........      5,200,000
  3,900,000     Farmington, PCR,
                El Paso Electric Co.,
                Series A
                5.10%, 11/01/13 (A)
                LOC: Barclays Bank Plc...........      3,900,000
 16,500,000     New Mexico State, TRAN
                4.00%, 06/30/00..................     16,520,153
                                                   -------------
                                                      31,620,153
                                                   -------------

                NEW YORK - 4.15%

 18,000,000     New York City Municipal Water
                Finance Authority, Water & Sewer
                System Revenue, Series G
                5.90%, 06/15/24 (A)
                LOC: FGIC,
                SPA: FGIC-SPI....................     18,000,000
  1,700,000     New York State Energy
                Research & Development Authority,
                PCR, New York State Electric & Gas Corp.,
                Series C
                5.95%, 06/01/29 (A)
                LOC: Morgan Guaranty Trust Co....      1,700,000
  4,500,000     New York State Energy Research &
                Development Authority, PCR, New York
                State Electric & Gas Corp., Series D
                5.95%, 10/01/29 (A)
                LOC: First National Bank of Chicago     4,500,000
                                                   -------------
                                                      24,200,000
                                                   -------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

TAX-EXEMPT FUND

APRIL 30, 2000 (UNAUDITED)


   PAR VALUE                                              VALUE
   ---------                                              -----

                NORTH CAROLINA - 2.72%

 $9,700,000     North Carolina Educational
                Facilities Finance Agency
                Bowman Gray School Project
                4.95%, 09/01/26 (A)
                LOC: Wachovia Bank, N.A..........  $   9,700,000
  6,150,000     Wake County Industrial Facilities &
                Pollution Control Financing Authority
                Carolina Power & Light
                Co. Project, Series A
                5.95%, 06/15/14 (A)
                LOC: First National Bank of Chicago    6,150,000
                                                   -------------
                                                      15,850,000
                                                   -------------

                OHIO - 0.62%

  1,700,000     Evandale, IDR, SHV Real Estate, Inc.
                4.60%, 09/01/15 (A)
                LOC: ABN-AMRO Bank NV............      1,700,000
  1,900,000     Ohio State Air Quality
                Development Authority Revenue
                Cincinnati Gas & Electric, Series A
                5.85%, 09/01/30 (A)
                LOC: ABN-AMRO Bank NV............      1,900,000
                                                   -------------
                                                       3,600,000
                                                   -------------

                PENNSYLVANIA - 5.80%

  2,140,000     Delaware County IDA,
                Resource Recovery Facility,
                Series G
                4.90%, 12/01/31 (A)
                Guaranteed: General Electric Corp.     2,140,000
  3,005,000     Delaware County IDA,
                Resource Recovery Facility,
                Series G
                4.90%, 12/01/31 (A)
                Guaranteed: General Electric Corp.     3,005,000
  4,400,000     Delaware County IDA,
                Airport Facilities Revenue,
                United Parcel Service Project
                5.95%, 12/01/15 (A)..............      4,400,000
  3,100,000     Delaware Valley Regional
                Finance Authority Local
                Government Revenue,
                Series A
                5.05%, 12/01/19 (A)
                LOC: Credit Suisse First Boston..      3,100,000
  8,100,000     Delaware Valley Regional
                Finance Authority Local
                Government Revenue,
                Series B
                5.05%, 12/01/20 (A)
                LOC: Credit Suisse First Boston..      8,100,000


   PAR VALUE                                              VALUE
   ---------                                              -----


                PENNSYLVANIA (CONTINUED)

 $5,000,000     Delaware Valley Regional
                Finance Authority Local
                Government Revenue,
                Series C
                5.05%, 12/01/20 (A)
                LOC: Credit Suisse First Boston..  $   5,000,000
  8,100,000     Lehigh County General Purpose
                Authority Lehigh Valley Hospital,
                Series A
                5.95%, 07/01/28 (A)
                Insured: AMBAC,
                SPA: Chase Manhattan Bank........      8,100,000
                                                   -------------
                                                      33,845,000
                                                   -------------

                SOUTH CAROLINA - 3.78%

 10,000,000     Spartanburg County
                Health Services District, Inc.
                Hospital Revenue
                5.00%, 04/15/23 (A)
                LOC: MBIA
                SPA: NationsBank N.A. ...........     10,000,000
 12,000,000     Spartanburg County
                School District No. 7, BAN
                4.75%, 02/15/01..................     12,057,049
                                                   -------------
                                                      22,057,049
                                                   -------------

                TENNESSEE - 4.07%

  3,600,000     Chattanooga-Hamilton
                County Hospital Authority
                5.80%, 10/01/17 (A)
                LOC: Morgan Guaranty Trust Co....      3,600,000
  9,370,000     Metropolitan Nashville Airport
                Authority Special Facilities Revenue,
                American Airlines Project, Series A
                6.00%, 10/01/12 (A)
                LOC: Credit Suisse First Boston..      9,370,000
  6,300,000     Metropolitan Nashville Airport
                Authority Special Facilities Revenue,
                American Airlines Project, Series B
                6.00%, 10/01/12 (A)
                LOC: Bayerische Landesbanke GZ...      6,300,000
  1,000,000     Sullivan County, IDB, PCR,
                Mead Corp. Project
                5.95%, 10/01/16 (A)
                LOC: UBSAG.......................      1,000,000
  3,450,000     Tennessee State, Series A, GO
                5.00%, 05/01/00..................      3,450,000
                                                   -------------
                                                      23,720,000
                                                   -------------

                TEXAS - 20.02%

  2,000,000     Grapevine IDC,
                American Airlines, Series B-4
                6.00%, 12/01/24 (A)
                LOC: Bayerische Landesbanke GZ...      2,000,000


                       SEE NOTES TO FINANCIAL STATEMENTS.

TAX-EXEMPT FUND

APRIL 30, 2000 (UNAUDITED)


   PAR VALUE                                              VALUE
   ---------                                              -----

                TEXAS (CONTINUED)

$11,700,000    Gulf Coast Waste Disposal
                Authority, PCR,
                Amoco Oil Co. Project
                5.85%, 10/01/17 (A)..............  $  11,700,000
 12,500,000     Gulf Coast Waste Disposal
                Authority, PCR, Exxon Project
                4.90%, 10/01/24 (A)..............     12,500,000
 13,000,000     Harris County IDC,
                Baytank Houston, Inc. Project
                5.05%, 02/01/20 (A)
                LOC: Rabobank Nederland..........     13,000,000
 10,000,000     Hockley County IDC, PCR,
                Amoco Project, Standard Oil Co.
                4.10%, 03/01/14 (A)..............     10,001,006
 15,000,000     Houston, TRAN
                4.25%, 06/30/00..................     15,021,427
 10,000,000     Houston Higher Education Finance Corp.,
                Rice University, Series A
                3.75%, 05/10/00..................     10,000,000
  3,700,000     Lone Star Airport
                Improvement Authority
                American Airlines, Inc. Series A-3
                6.00%, 12/01/14 (A)
                LOC: Royal Bank of Canada........      3,700,000
  2,000,000     Lone Star Airport
                Improvement Authority
                American Airlines, Inc. Series A-4
                6.00%, 12/01/14 (A)
                LOC: Royal Bank of Canada........      2,000,000
 13,250,000     Lower Neches Valley Authority
                Chevron USA, Inc. Project
                3.95%, 02/15/17 (A)..............     13,250,000
  1,930,000     North Central HFDC
                Presbyterian Medical Center,
                Series D
                6.00%, 12/01/15 (A)
                LOC: MBIA
                SPA: NationsBank of Texas........      1,930,000
 11,100,000     Sabine River Authority, PCR,
                Texas Utilities Project, Series A
                5.85%, 03/01/26 (A)
                Insured:AMBAC
                SPA: Bank of New York............     11,100,000
 10,500,000     Texas State, TRAN, Series A
                4.50%, 08/31/00..................     10,527,059
                                                   -------------
                                                     116,729,492
                                                   -------------


   PAR VALUE                                              VALUE
   ---------                                              -----

                UTAH - 3.34%

 $10,000,000    Utah State, GO,
                Series B
                5.00%, 07/01/16 (A)
                SPA: Toronto Dominion Bank.......  $  10,000,000
  9,500,000     Utah State, GO,
                Series C
                5.00%, 07/01/16 (A)
                SPA: Toronto Dominion Bank.......      9,500,000
                                                   -------------
                                                      19,500,000
                                                   -------------

                VIRGINIA - 0.34%

  2,000,000     Peninsula Ports Authority,
                CTR, Dominion Terminal Project,
                Series C
                5.95%, 07/01/16 (A)
                LOC: Barclays Bank Plc...........      2,000,000
                                                   -------------

                WASHINGTON - 0.17%

  1,000,000     Snohomish County Public Utility
                District No. 1, Electric Revenue
                Generation System
                5.00%, 01/01/25 (A)
                Insured: MBIA
                SPA: Bayerische Vereinsbank......      1,000,000
                                                   -------------

                WISCONSIN - 1.26%

  7,355,000     Wisconsin State, Series A, GO
                4.50%, 05/01/00..................      7,355,000
                                                   -------------

                WYOMING - 3.75%

  2,650,000     Converse City, PCR,
                Pacificorp Project, Series 8
                4.00%, 06/02/00
                LOC: Deutsche Bank AG............      2,650,000
  2,700,000     Lincoln County, PCR,
                Exxon Project, Series B
                5.95%, 11/01/14 (A)..............      2,700,000
  1,000,000     Platte County, PCR,
                Tri-State G & T, Series A
                6.10%, 07/01/14 (A)
                LOC: National Rural Utility CFC...     1,000,000
 14,500,000     Sweetwater County, PCR,
                Pacificorp Project
                4.00%, 08/11/00
                LOC: UBS AG.......................    14,500,000
  1,000,000     Unita County, PCR,
                Chevron USA, Inc.
                5.90%, 04/01/10 (A)..............      1,000,000
                                                   -------------
                                                      21,850,000
                                                   -------------
                TOTAL MUNICIPAL SECURITIES ......    626,165,802
                                                   -------------
                (Cost $626,165,802)


                       SEE NOTES TO FINANCIAL STATEMENTS.

TAX-EXEMPT FUND

APRIL 30, 2000 (UNAUDITED)



    SHARES                                                VALUE
    ------                                                -----

INVESTMENT COMPANIES - 0.09%

    208,521     Dreyfus Tax-Exempt Cash
                Management Fund..................  $     208,521
    306,507     Federated Investors Tax-Free
                Obligations Fund.................        306,507
                                                   -------------
                TOTAL INVESTMENT COMPANIES ......        515,028
                                                   -------------
                (Cost $515,028)
TOTAL INVESTMENTS - 107.49%......................    626,680,830
                                                   -------------
(Cost $626,680,830)*
NET OTHER ASSETS AND LIABILITIES - (7.49)%.......    (43,661,459)
                                                   -------------
NET ASSETS - 100.00%.............................  $ 583,019,371
                                                   =============

------------------------------------------------------------------
*       Aggregate cost for federal tax purposes.
(A) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bonds and notes have demand features which mature within one year. The interest rate shown reflects the rate in effect at April 30, 2000.
AMBAC   American Municipal Bond Assurance Corp.
BAN     Bond Anticipation Notes
CFC     Cooperative Finance Corp.
CTR     Coal Term Revenue
FGIC    Federal Guaranty Insurance Corp.
GNMA    Government National Mortgage Association
GO      General Obligation
HEFA    Health and Educational Facilities Authority
HFA     Health Facilities Authority
HFDC    Health Facilities Development Corp.
IDA     Industrial Development Authority
IDB     Industrial Development Board
IDC     Industrial Development Corp.
IDR     Industrial Development Revenue
LOC     Letter of Credit
MBIA    Municipal Bond Insurance Association
PCR     Pollution Control Revenue
SPA     Stand-by Purchase Agreement
TRAN    Tax and Revenue Anticipation Notes


                       SEE NOTES TO FINANCIAL STATEMENTS.

U.S. TREASURY FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2000 (UNAUDITED)


   PAR VALUE                                              VALUE
   ---------                                              -----

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 100.22%


                U.S. TREASURY BILLS (A) - 43.45%

$70,000,000     5.41%, 05/04/00.................. $   69,968,442
 20,000,000     5.31%, 06/01/00..................     19,908,636
 90,000,000     5.58%, 06/08/00..................     89,469,690
 40,000,000     5.68%, 06/15/00..................     39,716,250
 45,000,000     5.73%, 06/22/00..................     44,627,549
 40,000,000     5.73%, 07/06/00..................     39,580,167
 80,000,000     5.65%, 07/13/00..................     79,083,954
 90,000,000     6.97%, 07/20/00..................     88,870,891
                                                  --------------
                                                     471,225,579
                                                  --------------

                FEDERAL HOME LOAN BANK - 28.58%

154,885,000     5.88%, 05/01/00 (A)..............    154,885,000
 13,200,000     5.92%, 05/05/00 (A)..............     13,191,317
 35,000,000     4.00%, 07/28/00 (B)..............     34,994,951
 25,000,000     5.71%, 08/09/00..................     24,995,697
 25,000,000     6.13%, 10/04/00 (B)..............     24,992,672
  9,000,000     5.92%, 10/13/00..................      8,996,267
 25,000,000     6.38%, 03/13/01..................     24,974,027
 23,250,000     5.19%, 03/29/01..................     22,985,918
                                                  --------------
                                                     310,015,849
                                                  --------------

   PAR VALUE                                              VALUE
   ---------                                              -----

                U.S. TREASURY NOTES - 23.96%

$100,000,000     5.50%, 05/31/00................. $   99,987,937
  50,000,000     6.25%, 05/31/00.................     50,022,403
  40,000,000     5.38%, 06/30/00.................     39,962,501
  50,000,000     5.38%, 07/31/00.................     49,940,756
  20,000,000     6.13%, 07/31/00.................     20,011,849
                                                  --------------
                                                     259,925,446
                                                  --------------

                 FEDERAL FARM CREDIT BANK - 4.23%

  10,000,000     5.88%, 05/11/00 (A).............      9,983,667
  30,000,000     6.04%, 09/01/00 (B).............     29,996,975
   6,000,000     5.13%, 04/02/01.................      5,927,455
                                                  --------------
                                                      45,908,097
                                                  --------------
 TOTAL INVESTMENTS - 100.22%.....................  1,087,074,971
                                                  --------------
 (Cost $1,087,074,971)*
 NET OTHER ASSETS AND LIABILITIES - (0.22)%......     (2,349,424)
                                                  --------------
 NET ASSETS - 100.00%............................ $1,084,725,547
                                                  ==============

-----------------------------------------------
*      Aggregate cost for federal tax purposes.
(A)    Discount yield at time of purchase.
(B)    Interest is reset at  various time intervals.
       The interest rate shown reflects the rate in effect at April 30, 2000.


                       SEE NOTES TO FINANCIAL STATEMENTS.

CONNECTICUT MUNICIPAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2000 (UNAUDITED)


   PAR VALUE                                              VALUE
   ---------                                              -----

MUNICIPAL SECURITIES - 95.56%


                CALIFORNIA - 3.03%

 $2,000,000     Los Angeles Regional Airports
                Improvement Corp.
                Lease Revenue, American Airlines, Inc.,
                LA International Airport, Series A
                6.00%, 12/01/24 (A)
                LOC: Wachovia Bank, N.A. ........  $   2,000,000
    600,000     Los Angeles Regional Airports
                Improvement Corp.
                Lease Revenue, American Airlines, Inc.,
                LA International Airport, Series C
                6.00%, 12/01/24 (A)
                LOC: Wachovia Bank, N.A. ........        600,000
  5,280,000     Los Angeles Regional Airports
                Improvement Corp.,
                Lease Revenue, LAX Two Corp.
                6.00%, 12/01/25 (A)
                LOC: Societe Generale............      5,280,000
                                                   -------------
                                                       7,880,000
                                                   -------------

                CONNECTICUT - 63.53%

  2,000,000     Brookfield, BAN, GO
                4.25%, 12/08/00..................      2,003,525
  1,905,000     Connecticut State,
                Series A, GO
                6.00%, 03/15/01..................      1,935,605
 11,740,000     Connecticut State,
                Series B, GO
                5.20%, 05/15/14 (A)
                SPA: Bayerische
                Hypo-Und Vereinsbank AG..........     11,740,000
  1,300,000     Connecticut State
                Development Authority
                Conco Project
                5.00%, 11/01/05 (A)
                LOC: Bayerische
                Hypo-Und Vereinsbank AG..........      1,300,000
 11,140,000     Connecticut State
                Development Authority
                Health Care Corp.
                for Independent Living
                4.95%, 07/01/15 (A)
                LOC: Chase Manhattan Bank, N.A...     11,140,000
  2,600,000     Connecticut State
                Development Authority,
                PCR, Central Vermont Public Service
                4.10%, 12/01/15 (A)
                LOC: Toronto Dominion Bank.......      2,600,000
  3,000,000     Connecticut State HEFA,
                Hospital of St. Raphael, Series J
                4.70%, 07/01/22 (A)
                LOC: KBC Bank NV.................      3,000,000


   PAR VALUE                                              VALUE
   ---------                                              -----

                CONNECTICUT (CONTINUED)

 $7,300,000     Connecticut State HEFA,
                Stamford Hospital Issue, Series H
                4.70%, 07/01/24 (A)
                Insured: MBIA
                SPA: Chase Manhattan Bank, N.A...  $   7,300,000
  3,800,000     Connecticut State HEFA,
                Summerwood University Park,
                Series A
                4.70%, 07/01/30 (A)
                LOC: LaSalle Bank N.A. ..........      3,800,000
  2,800,000     Connecticut State HEFA,
                Taft School, Series E
                4.90%, 07/01/30 (A)
                LOC: First Union National Bank...      2,800,000
  7,500,000     Connecticut State HEFA,
                Yale University,
                Municipal Commercial Paper
                3.90%, 06/15/00..................      7,500,000
  5,000,000     Connecticut State HEFA,
                Yale University, Series T-1
                5.20%, 07/01/29 (A)..............      5,000,000
  2,000,000     Connecticut State HEFA,
                Yale University, Series T-2
                5.20%, 07/01/29 (A)..............      2,000,000
  6,500,000     Connecticut State
                Housing Finance Authority,
                Housing Mortgage Finance Program,
                Series D-3
                4.85%, 11/15/28 (A)
                Insured: AMBAC
                SPA: Landesbank
                Hessen-Thuringen GZ..............      6,500,000
  8,100,000     Connecticut State
                Housing Finance Authority,
                Housing Mortgage Finance Program,
                Series G
                4.90%, 05/15/18 (A)
                Insured AMBAC
                SPA: Morgan Guaranty Trust.......      8,100,000
  3,600,000     Connecticut State, IDA,
                Allen Group, Inc.
                4.00%, 02/01/13 (A)
                LOC: Bayerische
                Hypo-Und Vereinsbank AG..........      3,600,000
  6,500,000     Connecticut State Special Assessment
                Second Injury Fund,
                Municipal Commercial Paper
                3.70%, 05/15/00
                LOC: Credit Communal de Belgique.      6,500,000
  5,500,000     Connecticut State Special Assessment
                Second Injury Fund,
                Municipal Commercial Paper
                3.75%, 05/18/00
                LOC: Credit Communal de Belgique.      5,500,000


                       SEE NOTES TO FINANCIAL STATEMENTS.

CONNECTICUT MUNICIPAL MONEY MARKET FUND

APRIL 30, 2000 (UNAUDITED)


   PAR VALUE                                              VALUE
   ---------                                              -----
                CONNECTICUT (CONTINUED)

$ 7,000,000     Connecticut State Special Assessment
                Unemployment Compensation
                Advisory Fund, Series C
                3.38%, 11/15/01 (A)
                Insured: FGIC
                SPA: FGIC - SPI..................   $  7,000,000
 12,200,000     Connecticut State Special Tax
                Obligation Revenue, Second Lien
                Transportation Infrastructure,
                Series 1
                5.00%, 12/01/10 (A)
                LOC: Commerzbank AG..............     12,200,000
  1,290,000     Darien, GO
                4.00%, 08/01/00..................      1,291,920
  3,405,000     Hamden, BAN, GO
                4.25%, 01/24/01..................      3,415,325
  2,600,000     Milford, BAN, GO
                4.00%, 11/09/00..................      2,604,595
  2,000,000     Regional School District No. 14,
                Woodbury & Bethlehem, BAN
                3.75%, 05/25/00..................      2,000,829
  7,550,000     Ridgefield, BAN, GO
                3.50%, 07/12/00..................      7,552,874
 10,000,000     Shelton, BAN, GO
                4.00%, 11/21/00..................     10,009,111
  8,000,000     Trumbull, BAN, GO
                4.50%, 01/16/01..................      8,038,325
 10,000,000     West Haven, BAN, GO
                4.50%, 07/18/00..................     10,015,845
  2,130,000     Westport, BAN, GO
                3.50%, 07/26/00..................      2,130,969
  6,795,000     Wilton, BAN, GO
                3.50%, 07/19/00..................      6,797,839
                                                   -------------
                                                     165,376,762
                                                   -------------

                ILLINOIS - 0.62%

  1,600,000     Chicago O'Hare International Airport
                American Airlines, Series C
                5.80%, 12/01/17 (A)
                LOC: Royal Bank of Canada........      1,600,000
                                                   -------------

                MISSISSIPPI - 3.31%

  3,600,000     Jackson County, PCR,
                Chevron U.S.A., Inc. Project
                5.90%, 12/01/16 (A)..............      3,600,000
  5,000,000     Perry County, PCR,
                Leaf River Forest Project
                5.90%, 03/01/02 (A)
                LOC: Wachovia Bank N.A...........      5,000,000
                                                   -------------
                                                       8,600,000
                                                   -------------

   PAR VALUE                                              VALUE
   ---------                                              -----

                NEW YORK - 2.31%

 $5,000,000     New York City Municipal
                Water Financing Authority,
                Water & Sewer System Revenue,
                Series G
                5.90%, 06/15/24 (A)
                LOC: FGIC
                SPA: FGIC-SPI....................  $   5,000,000
  1,000,000     New York State
                Energy Research & Development,
                PCR, New York State Electric & Gas,
                Series C
                5.95%, 06/01/29 (A)
                LOC: Morgan Guaranty Trust.......      1,000,000
                                                   -------------
                                                       6,000,000
                                                   -------------

                NORTH CAROLINA - 2.80%

  7,300,000     Wake County Industrial Facilities &
                Pollution Control Financing Authority
                Revenue,
                Carolina Power & Light Co. Project,
                Series A
                5.95%, 06/15/14 (A)
                LOC: First National Bank of Chicago    7,300,000
                                                   -------------

                OHIO - 1.65%

  1,400,000     Ohio State
                Air Quality Development Authority Revenue,
                Cincinnati Gas & Electric, Series A
                5.85%, 09/01/30 (A)
                LOC: ABN-AMRO Bank NV............      1,400,000
  2,900,000     Ohio State
                Air Quality Development Authority Revenue,
                Mead Corp.
                5.95%, 10/01/01 (A)
                LOC: Deutsche Bank A.G. .........      2,900,000
                                                   -------------
                                                       4,300,000
                                                   -------------

                OREGON - 1.38%

  3,600,000     Portland Pollution Control,
                Reynolds Metals Co.
                6.00%, 12/01/09 (A)
                LOC: Bank of Nova Scotia.........      3,600,000
                                                   -------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

CONNECTICUT MUNICIPAL MONEY MARKET FUND

APRIL 30, 2000 (UNAUDITED)


   PAR VALUE                                              VALUE
   ---------                                              -----

                PUERTO RICO - 8.64%

$12,600,000     Puerto Rico Commonwealth
                Government Development Bank
                4.75%, 12/01/15 (A)
                Insured: MBIA
                SPA: Credit Suisse First Boston..  $  12,600,000
  9,900,000     Puerto Rico Commonwealth
                Highway & Transportation Authority,
                Series A
                4.90%, 07/01/28 (A)
                Insured: AMBAC
                SPA: Bank of Nova Scotia.........      9,900,000
                                                   -------------
                                                      22,500,000
                                                   -------------

                TEXAS - 5.34%

  4,500,000     Grapevine IDC, American Airlines,
                Series A-3
                6.00%, 12/01/24 (A)
                LOC: Bayerische Landesbank.......      4,500,000
  5,690,000     Guadalupe-Blanco River Authority,
                PCR, Central Power & Light Co., Project
                5.85%, 11/01/15 (A)
                LOC: ABN AMRO Bank N.V...........      5,690,000
  1,900,000     Lone Star Airport Improvement
                Authority, American Airlines,
                Series A-5
                6.00%, 12/01/14 (A)
                LOC: Royal Bank of Canada........      1,900,000
  1,800,000     Lone Star Airport Improvement
                Authority, American Airlines,
                Series B-3
                6.00%, 12/01/14 (A)
                LOC: Royal Bank of Canada........      1,800,000
                                                   -------------
                                                      13,890,000
                                                   -------------

                VIRGINIA - 2.07%

  5,400,000     Peninsula Ports Authority, CTR,
                Dominion Terminal Association Project,
                Series C
                5.95%, 07/01/16 (A)
                LOC: Barclays Bank Plc...........      5,400,000
                                                   -------------

                WYOMING - 0.88%

  1,300,000     Lincoln County, PCR, Exxon Project,
                Series A
                5.95%, 11/01/14 (A)..............      1,300,000
  1,000,000     Lincoln County, PCR, Exxon Project,
                Series B
                5.95%, 11/01/14 (A)..............      1,000,000
                                                   -------------
                                                       2,300,000
                                                   -------------
                TOTAL MUNICIPAL SECURITIES ......    248,746,762
                                                   -------------
                (Cost $248,746,762)


    SHARES                                                VALUE
    ------                                                -----

INVESTMENT COMPANY - 0.48%

  1,243,092     Federated Municipal Trust
                Connecticut Municipal Cash Trust.  $   1,243,092
                                                   -------------
                TOTAL INVESTMENT COMPANY ........      1,243,092
                                                   -------------
                (Cost $1,243,092)
TOTAL INVESTMENTS - 96.04%.......................    249,989,854
                                                   -------------
(Cost $249,989,854)*
NET OTHER ASSETS AND LIABILITIES - 3.96%.........     10,322,515
                                                   -------------
NET ASSETS - 100.00%.............................  $ 260,312,369
                                                   =============

------------------------------------------------------------
*      Aggregate cost for federal tax purposes.
(A) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bonds and notes have demand features which mature within one year. The interest rate shown reflects the rate in effect at April 30, 2000.
AMBAC  American Municipal Bond Assurance Corp.
BAN    Bond Anticipation Notes
CTR    Coal Term Revenue
FGIC   Federal Guaranty Insurance Corp.
GO     General Obligation
HEFA   Health and Educational Facilities Authority
IDA    Industrial Development Authority
IDC    Industrial Development Corp.
LOC    Letter of Credit
MBIA   Municipal Bond Insurance Association
PCR    Pollution Control Revenue
SPA    Stand-by Purchase Agreement


                       SEE NOTES TO FINANCIAL STATEMENTS.

MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2000 (UNAUDITED)


   PAR VALUE                                              VALUE
   ---------                                              -----

MUNICIPAL SECURITIES - 100.02%


                ALASKA - 1.93%

$ 2,500,000     Valdez Alaska Marine Terminal
                Exxon Pipeline Co. Project, Series A
                5.85%, 12/01/33 (A)..............  $   2,500,000
  2,500,000     Valdez Alaska Marine Terminal
                Exxon Pipeline Co. Project, Series C
                5.85%, 12/01/33 (A)..............      2,500,000
                                                   -------------
                                                       5,000,000
                                                   -------------

                CALIFORNIA - 2.53%

  1,100,000     Los Angeles Regional Airports
                Improvement Corp., Lease Revenue,
                American Airlines, Inc.,
                LA International Airport, Series A
                6.00%, 12/01/24 (A)
                LOC: Wachovia Bank, N.A. ........      1,100,000
  5,455,000     Los Angeles Regional Airports
                Improvement Corp.,
                Lease Revenue, Lax Two Corp.
                6.00%, 12/01/25 (A)
                LOC: Societe Generale............      5,455,000
                                                   -------------
                                                       6,555,000
                                                   -------------

                LOUISIANA - 1.54%

  4,000,000     Louisiana Offshore Terminal
                Authority Deepwater Port Revenue
                Loop, Inc., 1st Stage
                5.90%, 09/01/06 (A)
                LOC: UBS AG......................      4,000,000
                                                   -------------

                MASSACHUSETTS - 66.94%

  1,350,000     Belmont, BAN, GO
                3.75%, 09/06/00..................      1,350,681
  7,300,000     Boston Water and Sewer Commission
                General Purpose, Senior Series A
                4.90%, 11/01/24 (A)
                LOC: State Street................      7,300,000
  4,000,000     Brookline, BAN, GO
                3.50%, 06/01/00..................      4,001,148
  2,750,000     Easton, BAN, GO
                3.75%, 08/11/00..................      2,751,475
  6,000,000     Hingham, BAN, GO
                3.75%, 09/28/00..................      6,001,162
  3,900,000     Holyoke, PCR,
                Holyoke Water & Power Co.
                4.85%, 11/01/13 (A)
                LOC: Toronto Dominion Bank.......      3,900,000
  2,500,000     Massachusetts Municipal
                Wholesale Electric Co.
                Power Supply System, Series C
                5.00%, 07/01/19 (A)
                Insured MBIA
                LOC: Credit Suisse First Boston..      2,500,000


   PAR VALUE                                              VALUE
   ---------                                              -----

                MASSACHUSETTS (CONTINUED)

$ 1,000,000     Massachusetts Port Authority,
                Municipal Commercial Paper
                4.05%, 06/12/00
                LOC: Westdeutsche Landesbank GZ..  $   1,000,000
 13,000,000     Massachusetts State,
                Series B, GO
                5.00%, 09/01/16 (A)
                SPA: Toronto Dominion Bank.......     13,000,000
  9,320,000     Massachusetts State HEFA,
                Amherst College, Series F
                4.95%, 11/01/26 (A)..............      9,320,000
  4,000,000     Massachusetts State HEFA,
                Capital Asset Program, Series A
                4.85%, 01/01/01 (A)
                LOC: First National Bank of Chicago    4,000,000
  3,200,000     Massachusetts State HEFA,
                Capital Asset Program, Series E
                5.85%, 01/01/35 (A)
                LOC: First National Bank of Chicago    3,200,000
  2,500,000     Massachusetts State HEFA,
                Capital Asset Program, Series G-1
                4.75%, 01/01/19 (A)
                LOC: MBIA
                SPA: Credit Suisse First Boston..      2,500,000
  4,220,000     Massachusetts State HEFA,
                Harvard University
                5.00%, 08/01/17 (A)..............      4,220,000
  5,100,000     Massachusetts State HEFA,
                Harvard University, Series Q
                5.00%, 02/01/16 (A)..............      5,100,000
  8,000,000     Massachusetts State HEFA,
                Harvard University, Series R
                5.00%, 11/01/49 (A)..............      8,000,000
 11,900,000     Massachusetts State HEFA,
                Newton Wellesley Hospital, Series F
                4.80%, 07/01/25 (A)
                Insured MBIA
                LOC: Credit Suisse First Boston..     11,900,000
  4,700,000     Massachusetts State HEFA,
                Partners Healthcare System, Series P-2
                5.00%, 07/01/27 (A)
                Insured:FSA
                SPA: Morgan Guaranty
                Trust/Bayerische Landesbank GZ...      4,700,000
 12,000,000     Massachusetts State HEFA,
                Wellesley College, Series G
                5.60%, 07/01/39 (A)..............     12,000,000
 11,200,000     Massachusetts State
                Housing Finance Agency
                Multi-Family, Series A
                4.95%, 12/01/25 (A)
                Insured: GNMA
                SPA: Republic National
                Bank of New York.................     11,200,000


                       SEE NOTES TO FINANCIAL STATEMENTS.

MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

APRIL 30, 2000 (UNAUDITED)


   PAR VALUE                                              VALUE
   ---------                                              -----

                MASSACHUSETTS (CONTINUED)

 $1,800,000     Massachusetts State IFA,
                Buckingham Brown Nichols Issue
                4.90%, 05/01/27 (A)
                LOC: State Street................  $   1,800,000
  1,500,000     Massachusetts State IFA,
                Gordon College Issue
                4.90%, 12/01/27 (A)
                LOC: State Street................      1,500,000
  1,000,000     Massachusetts State IFA,
                Governor Dummer Academy
                4.90%, 07/01/26 (A)
                LOC: State Street................      1,000,000
  9,300,000     Massachusetts State IFA,
                PCR, Holyoke Water Power Co.,
                Series A
                4.85%, 05/01/22 (A)
                LOC: Canadian
                Imperial Bank of Commerce........      9,300,000
 10,600,000     Massachusetts State
                Water Resource Authority
                Subordinated, General Purpose,
                Series A
                4.95%, 04/01/28 (A)
                Insured: AMBAC
                SPA: Bank of Nova Scotia.........     10,600,000
  7,000,000     Natick, BAN, GO, Lot A
                3.75%, 08/04/00..................      7,005,280
  3,105,000     Norwell, BAN, GO
                4.75%, 07/14/00..................      3,108,396
  2,075,000     Pembroke, BAN, GO
                4.75%, 07/27/00..................      2,077,670
  7,000,000     Reading, BAN, GO
                4.13%, 01/11/01..................      7,008,189
  4,970,000     Wellesley, BAN, GO
                3.50%, 06/07/00..................      4,971,702
  2,750,000     Westfield, BAN, GO
                4.75%, 02/01/01..................      2,758,965
  4,560,000     Weston, BAN, GO
                4.10%, 09/14/00..................      4,566,881
                                                   -------------
                                                     173,641,549
                                                   -------------

                MICHIGAN - 0.58%

  1,495,000     Cornell Township Economic
                Development Corp.,
                Mead Escabana Paper Co.
                5.95%, 11/01/16 (A)
                LOC: Bank of America NT & SA.....      1,495,000
                                                   -------------

                MISSISSIPPI - 2.43%

  1,000,000     Harrison County, PCR,
                E.I. duPont deNemours Project
                5.85%, 09/01/10 (A)..............      1,000,000
  1,000,000     Jackson County,
                PCR, Chevron U.S.A., Inc. Project
                5.90%, 12/01/16 (A)..............      1,000,000


   PAR VALUE                                              VALUE
   ---------                                              -----

                MISSISSIPPI (CONTINUED)

 $4,300,000     Perry County, PCR,
                Leaf River Forest Project
                5.90%, 03/01/02 (A)
                LOC: Wachovia Bank N.A. .........  $   4,300,000
                                                   -------------
                                                       6,300,000
                                                   -------------

                MISSOURI - 0.39%

  1,000,000     Kansas City, IDA Hospital Revenue,
                Research Health Services System
                6.10%, 04/15/15 (A)
                Insured: MBIA
                SPA: Bank of America.............      1,000,000
                                                   -------------

                NEW MEXICO - 0.50%

  1,300,000     Farmington, PCR,
                Arizona Public Service Co.,
                Series A
                5.90%, 05/01/24 (A)
                LOC: Bank of America NT & SA.....      1,300,000
                                                   -------------

                NEW YORK - 4.16%

  5,100,000     Long Island Power Authority
                Electric Systems Revenue, Series 6
                5.95%, 05/01/33 (A)
                LOC: ABN-AMRO
                Bank NV/Morgan Guaranty Trust....      5,100,000
  5,700,000     New York City Municipal
                Water Finance Authority,
                Water & Sewer System Revenue,
                Series G
                5.90%, 06/15/24 (A)
                LOC: FGIC
                SPA: FGIC-SPI....................      5,700,000
                                                   -------------
                                                      10,800,000
                                                   -------------

                NORTH CAROLINA - 1.83%

  4,750,000     Wake County Industrial Facilities &
                Pollution Control Financing Authority
                Revenue, Carolina Power &
                Light Co. Project, Series A
                5.95%, 06/15/14 (A)
                LOC: First National Bank of Chicago    4,750,000
                                                   -------------

                OHIO - 2.35%

  2,000,000     Cuyahoga County Hospital Revenue,
                University Hospital of Cleveland
                5.95%, 01/01/16 (A)
                LOC: Chase Manhattan Bank........      2,000,000
  4,100,000     Ohio State Air Quality Development
                Authority, Cincinnati Gas & Electric,
                Series A
                5.85%, 09/01/30 (A)
                LOC: ABN-AMRO Bank NV............      4,100,000
                                                   -------------
                                                       6,100,000
                                                   -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

APRIL 30, 2000 (UNAUDITED)

   PAR VALUE                                              VALUE
   ---------                                              -----
               OREGON - 1.66%

$ 4,300,000     Port Portland, PCR, Reynolds Metals Co.
                6.00%, 12/01/09 (A)
                LOC: Bank of Nova Scotia.........  $   4,300,000
                                                   -------------

                PENNSYLVANIA - 2.89%

  2,900,000     Delaware County, IDA,
                Airport Facilities Revenue,
                United Parcel Service Project
                5.95%, 12/01/15 (A)..............      2,900,000
  4,600,000     Lehigh County General Purpose
                Authority Revenues,
                Lehigh Valley Hospitals, Series A
                5.95%, 07/01/28 (A)
                Insured: AMBAC
                SPA: Chase Manhattan Bank........      4,600,000
                                                   -------------
                                                       7,500,000
                                                   -------------

                PUERTO RICO - 0.39%

  1,000,000     Puerto Rico Commonwealth Highway &
                Transportation Authority, Series A
                4.90%, 07/01/28 (A)
                Insured: AMBAC
                SPA: Bank of Nova Scotia.........      1,000,000
                                                   -------------

                TENNESSEE - 2.12%

  5,500,000     Metropolitan Nashville Airport Authority
                Special Facilities Revenue,
                American Airlines Project, Series B
                6.00%, 10/01/12 (A)
                LOC: Bayerische Landesbank GZ....      5,500,000
                                                   -------------

                TEXAS - 3.78%

  1,400,000     Grapevine IDC, American Airlines, Series B-1
                6.00%, 12/01/24 (A)
                LOC: Morgan Guaranty Trust.......      1,400,000
  2,500,000     Harris County Industrial Development
                Corp., PCR, Exxon Corp.
                5.80%, 03/01/24 (A)..............      2,500,000
  1,000,000     Lone Star Airport Improvement
                Authority, American Airlines, Inc.,
                Series A-1
                6.00%, 12/01/14 (A)
                LOC: Royal Bank of Canada........      1,000,000
  3,700,000     Lone Star Airport Improvement
                Authority, American Airlines, Inc.,
                Series B-2
                6.00%, 12/01/14 (A)
                LOC: Royal Bank of Canada........      3,700,000
  1,200,000     Sabine River Authority, PCR,
                Texas Utilities Project, Series A
                5.85%, 03/01/26 (A)
                Insured: AMBAC,
                SPA: Bank of New York............      1,200,000
                                                   -------------
                                                       9,800,000
                                                   -------------

   PAR VALUE                                              VALUE
   ---------                                              -----

                VIRGINIA - 1.77%

 $4,605,000     Peninsula Ports Authority, CTR,
                Dominion Terminal Association Project,
                Series C
                5.95%, 07/01/16 (A)
                LOC: Barclays Bank Plc...........  $   4,605,000
                                                   -------------

                WYOMING - 2.23%

  2,300,000     Lincoln County, PCR, Exxon Project,
                Series D
                5.95%, 11/01/14 (A)..............      2,300,000
  3,500,000     Uinta County, PCR, Amoco Project
                5.85%, 07/01/26 (A)..............      3,500,000
                                                   -------------
                                                       5,800,000
                                                   -------------
                TOTAL MUNICIPAL SECURITIES ......    259,446,549
                                                   -------------
                (Cost $259,446,549)

    Shares
    ------

INVESTMENT COMPANIES - 0.46%

    196,704     Dreyfus Massachusestts
                Tax-Exempt Money Market..........        196,704
    376,677     Federated Municipal Trust
                Massachusetts Municipal Cash Trust       376,677
    616,322     Federated Municipal Trust
                Tax-Exempt Money Market..........        616,322
                                                   -------------
                TOTAL INVESTMENT COMPANIES ......      1,189,703
                                                   -------------
                (Cost $1,189,703)
TOTAL INVESTMENTS - 100.48%......................    260,636,252
                                                   -------------
(Cost $260,636,252)*
NET OTHER ASSETS AND LIABILITIES - (0.48)%.......     (1,240,335)
                                                   -------------
NET ASSETS - 100.00%.............................  $ 259,395,917
                                                   =============

----------------------------------------------------------------------
*        Aggregate cost for federal tax purposes.
(A) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bonds and notes have demand features which mature within one year.The interest rate shown reflects the rate in effect at April 30, 2000.
AMBAC    American Municipal Bond Assurance Corp.
BAN      Bond Anticipation Note
CTR      Coal Term Revenue
FGIC     Federal Guaranty Insurance Corp.
FSA      Financial Security Assurance Co.
GNMA     Government National Mortgage Association
GO       General Obligation
HEFA     Health and Educational Facilities Authority
IDA      Industrial Development Authority
IFA      Industrial Finance Authority
LOC      Letter of Credit
MBIA     Municipal Bond Insurance Association
PCR      Pollution Control Revenue
SPA      Stand-by Purchase Agreement


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY MONEY MARKET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2000 (UNAUDITED)

                                                                   MONEY MARKET    GOVERNMENT      TAX-EXEMPT    U.S. TREASURY
                                                                       FUND           FUND            FUND           FUND
                                                                  --------------  -------------  -------------  --------------
ASSETS:
   Investments (Note 2):
     Investments at amortized cost..............................  $4,528,810,712  $ 793,234,364  $ 626,680,830  $1,087,074,971
     Repurchase agreement.......................................      13,669,000     98,609,000             --              --
                                                                  --------------  -------------  -------------  --------------
       Total investments at value...............................   4,542,479,712    891,843,364    626,680,830   1,087,074,971
   Cash.........................................................              15            802             --             170
   Receivable for shares sold...................................      37,621,091      3,382,305      3,891,426       3,868,357
   Interest and dividends receivable............................      18,549,041      4,530,729      4,721,980       6,279,405
                                                                  --------------  -------------  -------------  --------------
     Total Assets...............................................   4,598,649,859    899,757,200    635,294,236   1,097,222,903
                                                                  --------------  -------------  -------------  --------------

LIABILITIES:
   Dividends payable............................................       9,244,604      2,523,195      1,116,423       2,048,782
   Payable for investments purchased............................      47,990,904             --             --              --
   Payable for shares repurchased...............................      74,706,893      6,792,992     50,860,190       9,865,298
   Investment advisory fee payable (Note 3).....................       1,346,918        293,558        212,500         349,287
   Payable to Fleet affiliates (Note 3).........................         226,744         33,073         15,354          53,429
   Payable to Administrator (Note 3)............................         429,783         88,587         50,240         103,208
   Trustees' fees and expenses payable (Note 3).................         131,404         45,964         15,698          36,860
   Payable to custodian.........................................              --             --          3,159              --
   Accrued expenses and other payables..........................         356,515         75,526          1,301          40,492
                                                                  --------------  -------------  -------------  --------------
     Total Liabilities..........................................     134,433,765      9,852,895     52,274,865      12,497,356
                                                                  --------------  -------------  -------------  --------------
NET ASSETS......................................................  $4,464,216,094  $ 889,904,305  $ 583,019,371  $1,084,725,547
                                                                  ==============  =============  =============  ==============

NET ASSETS consist of:
   Par value (Note 6)...........................................  $    4,463,981  $     889,948  $     583,170  $    1,084,393
   Paid-in capital in excess of par value.......................   4,459,509,455    889,057,634    582,587,225   1,083,309,013
   Undistributed (overdistributed) net investment income (loss).         242,547        (43,277)       (19,453)        316,537
   Accumulated net realized gain (loss) on investments sold.....             111             --       (131,571)         15,604
                                                                  --------------  -------------  -------------  --------------
Total Net Assets................................................  $4,464,216,094  $ 889,904,305  $ 583,019,371  $1,084,725,547
                                                                  ==============  =============  =============  ==============

Retail A Shares:
   Net assets...................................................  $2,575,953,237  $ 336,770,013  $ 193,313,613  $  607,745,375
   Shares of beneficial interest outstanding....................   2,575,799,499    336,386,461    193,382,560     607,557,857
                                                                  --------------  -------------  -------------  --------------
   NET ASSET VALUE, offering and redemption price per share...    $         1.00  $        1.00  $        1.00  $         1.00
                                                                  ==============  =============  =============  ==============

Retail B Shares:
   Net assets...................................................  $    2,412,948            N/A            N/A             N/A
   Shares of beneficial interest outstanding....................       2,412,856            N/A            N/A             N/A
                                                                  --------------  -------------  -------------  --------------
   NET ASSET VALUE and offering price per share*..............    $         1.00            N/A            N/A             N/A
                                                                  ==============  =============  =============  ==============

Trust Shares:
   Net assets...................................................  $1,885,849,909  $ 553,134,292  $ 389,705,758  $  476,980,172
   Shares of beneficial interest outstanding....................   1,885,768,954    553,561,119    389,787,835     476,835,549
                                                                  --------------  -------------  -------------  --------------
   NET ASSET VALUE, offering and redemption price per share.....  $         1.00  $        1.00  $        1.00  $         1.00
                                                                  ==============  =============  =============  ==============

-------------------------------------------------------------------

* Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                                                    CONNECTICUT MUNICIPAL       MASSACHUSETTS MUNICIPAL
                                                                      MONEY MARKET FUND            MONEY MARKET FUND
                                                                      -----------------            -----------------

ASSETS:
   Investments (Note 2):
     Investments at amortized cost..............................        $ 249,989,854                $ 260,636,252
     Repurchase agreement.......................................                   --                           --
                                                                        -------------                -------------
       Total investments at value...............................          249,989,854                  260,636,252
   Cash.........................................................                  448                           14
   Receivable for shares sold...................................           12,185,581                    1,343,425
   Interest and dividends receivable............................            1,827,245                    1,662,960
                                                                        -------------                 ------------
     Total Assets...............................................          264,003,128                  263,642,651
                                                                        -------------                 ------------

LIABILITIES:
   Dividends payable............................................              280,659                      338,842
   Payable for investments purchased............................                   --                           --
   Payable for shares repurchased...............................            3,255,541                    3,758,348
   Investment advisory fee payable (Note 3).....................               84,260                       85,327
   Payable to Fleet affiliates (Note 3).........................               21,075                       21,352
   Payable to Administrator (Note 3)............................               23,780                       23,977
   Trustees' fees and expenses payable (Note 3).................                7,876                        6,757
   Payable to custodian.........................................                   --                           --
   Accrued expenses and other payables..........................               17,568                       12,131
                                                                         ------------                 ------------
     Total Liabilities..........................................            3,690,759                    4,246,734
                                                                         ------------                 ------------
NET ASSETS......................................................         $260,312,369                 $259,395,917
                                                                         ============                 ============

NET ASSETS consist of:
   Par value (Note 6)...........................................         $    260,319                  $   259,412
   Paid-in capital in excess of par value.......................          260,064,877                  259,153,170
   Undistributed (overdistributed) net investment income (loss).               (5,391)                      (4,085)
   Accumulated net realized gain (loss) on investments sold.....               (7,436)                     (12,580)
                                                                         ------------                 ------------
Total Net Assets................................................         $260,312,369                 $259,395,917
                                                                         ============                 ============

Retail A Shares:
   Net assets...................................................         $260,312,369                 $259,395,917
   Shares of beneficial interest outstanding....................          260,318,577                  259,412,418
                                                                         ------------                 ------------
   NET ASSET VALUE, offering and redemption price per share...           $       1.00               $         1.00
                                                                         ============                 ============

Retail B Shares:
   Net assets...................................................                  N/A                          N/A
   Shares of beneficial interest outstanding....................                  N/A                          N/A
                                                                         ------------                 ------------
   NET ASSET VALUE and offering price per share*................                  N/A                          N/A
                                                                         ============                 ============

Trust Shares:
   Net assets...................................................                  N/A                          N/A
   Shares of beneficial interest outstanding....................                  N/A                          N/A
                                                                         ------------                 ------------
   NET ASSET VALUE, offering and redemption price per share.....                  N/A                          N/A
                                                                         ============                 ============

* Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

GALAXY MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)

                                                                    MONEY MARKET     GOVERNMENT     TAX-EXEMPT    U.S. TREASURY
                                                                        FUND            FUND           FUND           FUND
                                                                    ------------    -----------    -----------     -----------


INVESTMENT INCOME:
   Interest (Note 2) ...........................................    $124,840,403   $ 27,077,716    $10,938,491     $28,701,583
   Dividends (Note 2) ..........................................              --             --         51,498              --
                                                                    ------------    -----------    -----------     -----------
     Total Investment Income ...................................     124,840,403     27,077,716     10,989,989      28,701,583
                                                                    ------------    -----------    -----------     -----------

EXPENSES:
   Investment advisory fee (Note 3) ............................       8,458,403      1,884,074      1,223,862       2,029,068
   Administration fee (Note 3) .................................       1,559,446        347,343        225,562         388,112
   Custodian fee (Note 3) ......................................          36,213         11,058         18,516          12,027
   Fund accounting fee (Note 3) ................................          72,209         47,043         69,005          81,445
   Professional fees (Note 3) ..................................          93,837         25,491         23,830          27,435
   Shareholder servicing and 12b-1 fees (Note 3) ...............       1,195,771        171,131         82,067         288,815
   Transfer agent fee (Note 3) .................................       1,033,071        165,912         22,044         168,693
   Trustees' fees and expenses (Note 3) ........................          62,839         18,716          9,203          18,706
   Reports to shareholders (Note 3) ............................         252,751         28,338          6,371          41,000
   Miscellaneous ...............................................         212,960         40,842         43,078          39,615
                                                                    ------------    -----------    -----------     -----------
     Total expenses before reimbursement/waiver (Note 4) .......      12,977,500      2,739,948      1,723,538       3,094,916
                                                                    ------------    -----------    -----------     -----------
     Less: reimbursement/waiver (Note 4) .......................        (871,455)       (48,863)            --              --
                                                                    ------------    -----------    -----------     -----------
       Total expenses net of reimbursement/waiver ..............      12,106,045      2,691,085      1,723,538       3,094,916
                                                                    ------------    -----------    -----------     -----------
NET INVESTMENT INCOME ..........................................     112,734,358     24,386,631      9,266,451      25,606,667
                                                                    ------------    -----------    -----------     -----------

NET REALIZED GAIN ON INVESTMENTS SOLD (NOTE 2) .................             111             --             --          15,604
                                                                    ------------    -----------    -----------     -----------

NET INCREASE IN NET ASSETS RESULTING
   FROM  OPERATIONS ............................................    $112,734,469   $ 24,386,631    $ 9,266,451     $25,622,271
                                                                    ============    ===========    ===========     ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                                                  CONNECTICUT MUNICIPAL       MASSACHUSETTS MUNICIPAL
                                                                    MONEY MARKET FUND            MONEY MARKET FUND
                                                                   -------------------         -------------------


INVESTMENT INCOME:
   Interest (Note 2) ...........................................       $ 4,379,128                  $ 4,445,352
   Dividends (Note 2) ..........................................            24,408                       34,460
                                                                       -----------                 ------------
     Total Investment Income ...................................         4,403,536                    4,479,812
                                                                       -----------                 ------------

EXPENSES:
   Investment advisory fee (Note 3) ............................           503,042                      505,514
   Administration fee (Note 3) .................................            92,726                       93,178
   Custodian fee (Note 3) ......................................             3,223                        6,898
   Fund accounting fee (Note 3) ................................            40,410                       45,387
   Professional fees (Note 3) ..................................            21,158                       15,817
   Shareholder servicing and 12b-1 fees (Note 3) ...............           125,460                      124,424
   Transfer agent fee (Note 3) .................................            12,522                       10,340
   Trustees' fees and expenses (Note 3) ........................             5,425                        5,564
   Reports to shareholders (Note 3) ............................             2,838                        2,887
   Miscellaneous ...............................................            10,874                       11,385
                                                                       -----------                 ------------
     Total expenses before reimbursement/waiver (Note 4) .......           817,678                      821,394
                                                                       -----------                 ------------
     Less: reimbursement/waiver (Note 4) .......................           (31,226)                     (31,446)
                                                                       -----------                 ------------
       Total expenses net of reimbursement/waiver ..............           786,452                      789,948
                                                                       -----------                 ------------
NET INVESTMENT INCOME ..........................................         3,617,084                    3,689,864
                                                                       -----------                 ------------

NET REALIZED GAIN ON INVESTMENTS SOLD (NOTE 2) .................                --                           --
                                                                       -----------                 ------------

NET INCREASE IN NET ASSETS RESULTING
   FROM  OPERATIONS ............................................       $ 3,617,084                  $ 3,689,864
                                                                       ===========                 ============

GALAXY MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         MONEY MARKET FUND              GOVERNMENT FUND
                                                                  -----------------------------  -----------------------------
                                                                    SIX MONTHS                     SIX MONTHS
                                                                       ENDED       YEAR ENDED         ENDED       YEAR ENDED
                                                                  APRIL 30, 2000   OCTOBER 31,   APRIL 30, 2000   OCTOBER 31,
                                                                    (UNAUDITED)       1999         (UNAUDITED)       1999
                                                                  --------------  -------------  -------------  --------------


NET ASSETS AT BEGINNING OF PERIOD ..............................  $4,117,022,862  $3,403,719,219  $ 941,063,718  $1,075,274,938
                                                                  --------------  --------------  -------------  --------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income .......................................     112,734,358     174,007,413     24,386,631      45,883,014
   Net realized gain on investments sold .......................             111          19,413             --          37,116
                                                                  --------------  --------------  -------------  --------------
     Net increase in net assets resulting from operations ......     112,734,469     174,026,826     24,386,631      45,920,130
                                                                  --------------  --------------  -------------  --------------

DIVIDENDS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
     Net investment income .....................................     (65,312,493)   (104,393,213)    (8,785,649)    (15,592,532)
                                                                  --------------  --------------  -------------  --------------
   RETAIL B SHARES:
     Net investment income .....................................         (53,426)        (86,034)           N/A             N/A
                                                                  --------------  --------------  -------------  --------------
   TRUST SHARES:
     Net investment income .....................................     (47,368,439)    (69,528,195)   (15,739,756)    (30,149,607)
                                                                  --------------  --------------  -------------  --------------

       Total Dividends to shareholders .........................    (112,734,358)   (174,007,442)   (24,525,405)    (45,742,139)
                                                                  --------------  --------------  -------------  --------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1) .............     347,193,121     711,961,641    (51,020,639)   (135,195,652)
                                                                  --------------  --------------  -------------  --------------

CAPITAL CONTRIBUTION FROM INVESTMENT ADVISOR (NOTE 5) ..........              --       1,322,618             --         806,441
                                                                  --------------  --------------  -------------  --------------

   Net increase (decrease) in net assets .......................     347,193,232     713,303,643    (51,159,413)   (134,211,220)
                                                                  --------------  --------------  -------------  --------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .................  $4,464,216,094  $4,117,022,862 $ 889,904,305  $  941,063,718
                                                                  ==============  ==============  =============  ==============

(A) Undistributed (overdistributed) net investment income (loss)  $      242,547  $      242,547  $     (43,277) $       95,497
                                                                  ==============  ==============  =============  ==============

---------------------------------------------------------------------

(1) For detail on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on page 32 and 33.

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                                                          TAX-EXEMPT FUND              U.S. TREASURY FUND
                                                                   -----------------------------  -----------------------------
                                                                     SIX MONTHS                     SIX MONTHS
                                                                        ENDED       YEAR ENDED         ENDED       YEAR ENDED
                                                                   APRIL 30, 2000   OCTOBER 31,   APRIL 30, 2000   OCTOBER 31,
                                                                     (UNAUDITED)       1999         (UNAUDITED)       1999
                                                                   --------------  -------------  -------------  --------------


NET ASSETS AT BEGINNING OF PERIOD ..............................   $  716,194,717  $ 391,515,416  $1,044,155,421  $  988,698,222
                                                                   --------------  -------------  --------------  --------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income .......................................        9,266,451     15,160,727      25,606,667      42,909,407
   Net realized gain on investments sold .......................               --             --          15,604          10,820
                                                                   --------------  -------------  --------------  --------------
     Net increase in net assets resulting from operations ......        9,266,451     15,160,727      25,622,271      42,920,227
                                                                   --------------  -------------  --------------  --------------

DIVIDENDS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
     Net investment income .....................................       (2,443,342)    (4,259,280)    (13,904,405)    (24,098,884)
                                                                   --------------  -------------  --------------  --------------
   RETAIL B SHARES:
     Net investment income .....................................              N/A            N/A             N/A             N/A
                                                                   --------------  -------------  --------------  --------------
   TRUST SHARES:
     Net investment income .....................................       (6,823,109)   (10,901,372)    (11,702,262)    (18,810,523)
                                                                   --------------  -------------  --------------  --------------

       Total Dividends to shareholders .........................       (9,266,451)   (15,160,652)    (25,606,667)    (42,909,407)
                                                                   --------------  -------------  --------------  --------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1) .............     (133,175,346)   324,679,226      40,554,522      54,710,415
                                                                   --------------  -------------  --------------  --------------

CAPITAL CONTRIBUTION FROM INVESTMENT ADVISOR (NOTE 5) ..........               --             --              --         735,964
                                                                   --------------  -------------  --------------  --------------

   Net increase (decrease) in net assets .......................     (133,175,346)   324,679.301      40,570,126      55,457,199
                                                                   --------------  -------------  --------------  --------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .................   $  583,019,371  $ 716,194,717  $1,084,725,547  $1,044,155,421
                                                                   ==============  =============  ==============  ==============

(A) Undistributed (overdistributed) net investment income (loss)   $      (19,453) $    (19,453)  $      316,537  $      316,537
                                                                   ==============  =============  ==============  ==============

(1) For detail on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on page 32 and 33.



                                                                  CONNECTICUT MUNICIPAL FUND     MASSACHUSETTS MUNICIPAL FUND
                                                                 -----------------------------  -----------------------------
                                                                   SIX MONTHS                     SIX MONTHS
                                                                      ENDED       YEAR ENDED         ENDED       YEAR ENDED
                                                                 APRIL 30, 2000   OCTOBER 31,   APRIL 30, 2000   OCTOBER 31,
                                                                   (UNAUDITED)       1999         (UNAUDITED)       1999
                                                                 --------------  -------------  -------------  --------------


NET ASSETS AT BEGINNING OF PERIOD .............................. $  243,051,014  $ 165,185,627  $ 241,611,437  $  127,921,915
                                                                 --------------  -------------  -------------  --------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income .......................................      3,617,084      5,240,021      3,689,864       5,034,474
   Net realized gain on investments sold .......................             --             --             --              --
                                                                 --------------  -------------  -------------  --------------
     Net increase in net assets resulting from operations ......      3,617,084      5,240,021      3,689,864       5,034,474
                                                                 --------------  -------------  -------------  --------------

DIVIDENDS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
     Net investment income .....................................     (3,617,084)    (5,240,300)    (3,692,183)     (5,036,187)
                                                                 --------------  -------------  -------------  --------------
   RETAIL B SHARES:
     Net investment income .....................................            N/A            N/A            N/A             N/A
                                                                 --------------  -------------  -------------  --------------
   TRUST SHARES:
     Net investment income .....................................            N/A            N/A            N/A             N/A
                                                                 --------------  -------------  -------------  --------------

       Total Dividends to shareholders .........................     (3,617,084)    (5,240,300)    (3,692,183)     (5,036,187)
                                                                 --------------  -------------  -------------  --------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1) .............     17,261,355     77,865,666     17,786,799     113,691,235
                                                                 --------------  -------------  -------------  --------------

CAPITAL CONTRIBUTION FROM INVESTMENT ADVISOR (NOTE 5) ..........             --             --             --              --
                                                                 --------------  -------------  -------------  --------------

   Net increase (decrease) in net assets .......................     17,261,355     77,865,387     17,784,480     113,689,522
                                                                 --------------  -------------  -------------  --------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ................. $  260,312,369  $ 243,051,014  $ 259,395,917  $  241,611,437
                                                                 ==============  =============  =============  ==============

(A) Undistributed (overdistributed) net investment income (loss) $       (5,391) $      (5,391) $      (4,085) $       (1,766)
                                                                 ==============  =============  =============  ==============

(1) For detail on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on page 32 and 33.

GALAXY MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS--
CAPITAL STOCK ACTIVITY

                                                                         MONEY MARKET FUND              GOVERNMENT FUND
                                                                  -----------------------------  -----------------------------
                                                                    SIX MONTHS                     SIX MONTHS
                                                                       ENDED       YEAR ENDED         ENDED       YEAR ENDED
                                                                  APRIL 30, 2000   OCTOBER 31,   APRIL 30, 2000   OCTOBER 31,
                                                                    (UNAUDITED)       1999         (UNAUDITED)       1999
                                                                  --------------  -------------  -------------  --------------


DOLLAR AMOUNTS
RETAIL A SHARES:
   Sold ........................................................ $4,098,006,934  $6,810,510,960  $ 398,512,602  $  752,972,310
   Issued to shareholders in reinvestment of dividends .........     65,005,130     103,931,212      8,755,192      15,539,078
   Repurchased ................................................. (4,021,732,172) (6,619,773,827)  (419,603,286)   (772,791,398)
                                                                 --------------  --------------  -------------  --------------
   Net increase (decrease) in shares outstanding ............... $  141,279,892  $  294,668,345  $ (12,335,492) $   (4,280,010)
                                                                 ==============  ==============  =============  ==============
RETAIL B SHARES:
   Sold ........................................................ $   10,447,699      55,831,317            N/A             N/A
   Issued to shareholders in reinvestment of dividends .........         47,210          65,248            N/A             N/A
   Repurchased .................................................    (10,566,910)    (55,018,715)           N/A             N/A
                                                                 --------------  --------------  -------------  --------------
   Net increase (decrease) in shares outstanding ............... $      (72,001) $      877,850            N/A             N/A
                                                                 ==============  ==============  =============  ==============
TRUST SHARES:
   Sold ........................................................ $1,679,267,797  $2,538,829,954 $  674,341,514  $1,357,748,522
   Issued to shareholders in reinvestment of dividends .........         61,916         134,516        262,548         487,478
   Repurchased ................................................. (1,473,344,483) (2,122,549,024)  (713,289,209) (1,489,151,642)
                                                                 --------------  --------------  -------------  --------------
   Net increase (decrease) in shares outstanding ............... $  205,985,230  $  416,415,446  $ (38,685,147) $ (130,915,642)
                                                                 ==============  ==============  =============  ==============
SHARE ACTIVITY
RETAIL A SHARES:
   Sold ........................................................  4,098,006,934   6,810,510,960    398,512,602     752,972,310
   Issued to shareholders in reinvestment of dividends .........     65,005,130     103,931,212      8,755,192      15,539,078
   Repurchased ................................................. (4,021,732,172) (6,619,773,827)  (419,603,286)   (772,791,398)
                                                                 --------------  --------------  -------------  --------------
   Net increase (decrease) in shares outstanding ...............    141,279,892     294,668,345    (12,335,492)     (4,280,010)
                                                                 ==============  ==============  =============  ==============
RETAIL B SHARES:
   Sold ........................................................     10,447,699      55,831,317            N/A             N/A
   Issued to shareholders in reinvestment of dividends .........         47,210          65,248            N/A             N/A
   Repurchased .................................................    (10,566,910)    (55,018,715)           N/A             N/A
                                                                 --------------  --------------  -------------  --------------
   Net increase (decrease) in shares outstanding ...............        (72,001)        877,850            N/A             N/A
                                                                 ==============  ==============  =============  ==============
TRUST SHARES:
   Sold ........................................................  1,679,267,797  2,538,829,954     674,341,514   1,357,748,522
   Issued to shareholders in reinvestment of dividends .........         61,916         134,516        262,548         487,478
   Repurchased ................................................. (1,473,344,483) (2,122,549,024)  (713,289,209) (1,489,151,642)
                                                                 --------------  --------------  -------------  --------------
   Net increase (decrease) in shares outstanding ...............    205,985,230     416,415,446    (38,685,147)   (130,915,642)
                                                                 ==============  ==============  =============  ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                                                   TAX-EXEMPT FUND              U.S. TREASURY FUND
                                                            ----------------------------  -----------------------------
                                                             SIX MONTHS                     SIX MONTHS
                                                                ENDED        YEAR ENDED        ENDED        YEAR ENDED
                                                           APRIL 30, 2000    OCTOBER 31,  APRIL 30, 2000    OCTOBER 31,
                                                             (UNAUDITED)        1999        (UNAUDITED)        1999
                                                            -------------  -------------  --------------  -------------


DOLLAR AMOUNTS
RETAIL A SHARES:
   Sold ..................................................  $ 460,523,834  $ 579,782,056   $ 820,397,523  $1,323,763,867
   Issued to shareholders in reinvestment of dividends ...      2,434,854      4,254,656      13,855,727     24,034,012
   Repurchased ...........................................   (429,690,882)  (588,319,329)   (810,883,178) (1,322,862,475)
                                                            -------------  -------------  --------------  -------------
   Net increase (decrease) in shares outstanding .........  $  33,267,806  $  (4,282,617)  $  23,370,072  $  24,935,404
                                                            =============  =============  ==============  =============
RETAIL B SHARES:
   Sold ..................................................            N/A            N/A             N/A            N/A
   Issued to shareholders in reinvestment of dividends ...            N/A            N/A             N/A            N/A
   Repurchased ...........................................            N/A            N/A             N/A            N/A
                                                            -------------  -------------  --------------  -------------
   Net increase (decrease) in shares outstanding .........            N/A            N/A             N/A            N/A
                                                            =============  =============  ==============  =============
TRUST SHARES:
   Sold ..................................................  $ 209,704,061  $ 618,365,910   $ 317,622,494  $ 701,245,755
   Issued to shareholders in reinvestment of dividends ...             --             --         655,518      1,291,866
   Repurchased ...........................................   (376,147,213)  (289,404,067)   (301,093,562)  (672,762,610)
                                                            -------------  -------------  --------------  -------------
   Net increase (decrease) in shares outstanding .........  $(166,443,152) $ 328,961,843   $  17,184,450  $  29,775,011
                                                            =============  =============  ==============  =============
SHARE ACTIVITY
RETAIL A SHARES:
   Sold ..................................................    460,523,834    579,782,056     820,397,523  1,323,763,867
   Issued to shareholders in reinvestment of dividends ...      2,434,854      4,254,657      13,855,727     24,034,012
   Repurchased ...........................................   (429,690,882)  (588,319,329)   (810,883,178)(1,322,862,475)
                                                            -------------  -------------  --------------  -------------
   Net increase (decrease) in shares outstanding .........     33,267,806     (4,282,616)     23,370,072     24,935,404
                                                            =============  =============  ==============  =============
RETAIL B SHARES:
   Sold ..................................................            N/A            N/A             N/A            N/A
   Issued to shareholders in reinvestment of dividends ...            N/A            N/A             N/A            N/A
   Repurchased ...........................................            N/A            N/A             N/A            N/A
                                                            -------------  -------------  --------------  -------------
   Net increase (decrease) in shares outstanding .........            N/A            N/A             N/A            N/A
                                                            =============  =============  ==============  =============
TRUST SHARES:
   Sold ..................................................    209,704,061    618,365,910     317,622,494    701,245,755
   Issued to shareholders in reinvestment of dividends ...             --             --         655,518      1,291,866
   Repurchased ...........................................   (376,147,213)  (289,404,067)   (301,093,562)  (672,762,610)
                                                            -------------  -------------  --------------  -------------
   Net increase (decrease) in shares outstanding .........   (166,443,152)   328,961,843      17,184,450     29,775,011
                                                            =============  =============  ==============  =============




                                                                 CONNECTICUT MUNICIPAL          MASSACHUSETTS MUNICIPAL
                                                                   MONEY MARKET FUND              MONEY MARKET FUND
                                                            ----------------------------  -----------------------------
                                                             SIX MONTHS                     SIX MONTHS
                                                                ENDED        YEAR ENDED        ENDED        YEAR ENDED
                                                           APRIL 30, 2000    OCTOBER 31,  APRIL 30, 2000    OCTOBER 31,
                                                             (UNAUDITED)        1999        (UNAUDITED)        1999
                                                            -------------  -------------  --------------  -------------


DOLLAR AMOUNTS
RETAIL A SHARES:
   Sold ..................................................$  311,984,554  $ 561,490,148  $ 341,284,334  $  497,315,703
   Issued to shareholders in reinvestment of dividends ...     1,910,402      2,878,303      1,533,501       2,079,087
   Repurchased ...........................................  (296,633,601)  (486,502,785)  (325,031,036)   (385,703,555)
                                                          --------------  -------------  -------------  --------------
   Net increase (decrease) in shares outstanding .........$   17,261,355  $  77,865,666  $  17,786,799  $  113,691,235
                                                          ==============  =============  =============  ==============
RETAIL B SHARES:
   Sold ..................................................           N/A            N/A            N/A             N/A
   Issued to shareholders in reinvestment of dividends ...           N/A            N/A            N/A             N/A
   Repurchased ...........................................           N/A            N/A            N/A             N/A
                                                          --------------  -------------  -------------  --------------
   Net increase (decrease) in shares outstanding .........           N/A            N/A            N/A             N/A
                                                          ==============  =============  =============  ==============
TRUST SHARES:
   Sold ..................................................           N/A            N/A            N/A             N/A
   Issued to shareholders in reinvestment of dividends ...           N/A            N/A            N/A             N/A
   Repurchased ...........................................           N/A            N/A            N/A             N/A
                                                          --------------  -------------  -------------  --------------
   Net increase (decrease) in shares outstanding .........           N/A            N/A            N/A             N/A
                                                          ==============  =============  =============  ==============
SHARE ACTIVITY
RETAIL A SHARES:
   Sold ..................................................   311,984,554    561,490,148    341,284,334     497,315,703
   Issued to shareholders in reinvestment of dividends ...     1,910,402      2,878,303      1,533,501       2,079,087
   Repurchased ...........................................  (296,633,601)  (486,502,785)  (325,031,036)   (385,703,555)
                                                          --------------  -------------  -------------  --------------
   Net increase (decrease) in shares outstanding .........    17,261,355     77,865,666     17,786,799     113,691,235
                                                          ==============  =============  =============  ==============
RETAIL B SHARES:
   Sold ..................................................           N/A            N/A            N/A             N/A
   Issued to shareholders in reinvestment of dividends ...           N/A            N/A            N/A             N/A
   Repurchased ...........................................           N/A            N/A            N/A             N/A
                                                          --------------  -------------  -------------  --------------
   Net increase (decrease) in shares outstanding .........           N/A            N/A            N/A             N/A
                                                          ==============  =============  =============  ==============
TRUST SHARES:
   Sold ..................................................           N/A            N/A            N/A             N/A
   Issued to shareholders in reinvestment of dividends ...           N/A            N/A            N/A             N/A
   Repurchased ...........................................           N/A            N/A            N/A             N/A
                                                          --------------  -------------  -------------  --------------
   Net increase (decrease) in shares outstanding .........           N/A            N/A            N/A             N/A
                                                          ==============  =============  =============  ==============

MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

 RETAIL A SHARES

                                                  SIX MONTHS ENDED
                                                   APRIL 30, 2000                      YEARS ENDED OCTOBER 31,
                                                                  --------------------------------------------------------------
                                                     (UNAUDITED)      1999        1998          1997         1996          1995
                                                     -----------  -----------  -----------  -----------  -----------  ----------


 Net Asset Value, Beginning of Period.......         $      1.00  $      1.00  $      1.00  $      1.00  $      1.00  $     1.00
                                                     -----------  -----------  -----------  -----------  -----------  ----------
 Income from Investment Operations:
   Net investment income (A)................                0.03         0.04         0.05         0.05         0.05        0.05
                                                     -----------  -----------  -----------  -----------  -----------  ----------
 Less Dividends:
   Dividends from net investment income.....               (0.03)       (0.04)       (0.05)       (0.05)       (0.05)      (0.05)
                                                     -----------  -----------  -----------  -----------  -----------  ----------
 Net increase (decrease) in net asset value.                  --           --           --           --           --
                                                     -----------  -----------  -----------  -----------  -----------  ----------
 Net Asset Value, End of Period.............         $      1.00  $      1.00  $      1.00  $      1.00  $      1.00  $     1.00
                                                     ===========  ===========  ===========  ===========  ===========  ==========

 Total Return (B)...........................                2.65%**      4.54%        5.04%        4.93%        4.78%       5.23%

 Ratios/Supplemental Data:
 Net Assets, End of Period (000's)..........         $ 2,575,953  $ 2,434,662  $ 2,139,213  $ 1,877,889  $ 1,159,312  $  580,762
 Ratios to average net assets:
   Net investment income including
     reimbursement/waiver...................                5.26%*       4.45%        4.94%        4.85%        4.67%       5.12%
   Operating expenses including reimbursement/waiver        0.64%*       0.65%        0.67%        0.69%        0.77%       0.74%
   Operating expenses excluding reimbursement/waiver        0.68%*       0.69%        0.71%        0.73%        0.80%       0.76%

-----------------------------------------------------------------

 *   Annualized.
**   Not Annualized.
(1) Prior to November 1, 1994, the Fund offered a single series of shares. As of such date, the existing series of shares was designated as Retail A Shares and the Fund began issuing a second series of shares designated as Trust Shares.
(2)  The Fund began offering Retail B Shares on March 6, 1997.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Retail A Shares for the six months ended April 30, 2000 (unaudited) and the years ended October 31, 1999, 1998, 1997, 1996 and 1995 were $0.03, $0.04, $0.05, $0.05, $0.05 and
     $0.05, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Trust Shares for the six months ended April 30, 2000 (unaudited) and the years ended October 31, 1999, 1998, 1997, 1996 and 1995 were $0.03,
     $0.05, $0.05, $0.05, $0.05 and $0.05, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Retail B Shares for the six months ended April 30, 2000 (unaudited), the years ended October 31, 1999 and 1998 and the period ended October 31, 1997 were $0.02, $0.04, $0.04 and $0.03, respectively.
(B) Calculation does not include the effect of any sales charge for Retail B Shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                     TRUST SHARES
                                                     SIX MONTHS ENDED
                                                      APRIL 30, 2000                    YEARS ENDED OCTOBER 31,
                                                                    ------------------------------------------------------------
                                                        (UNAUDITED)     1999         1998        1997         1996       1995(1)
                                                       -----------  -----------  ----------- -----------  -----------  ---------


 Net Asset Value, Beginning of Period.......           $      1.00  $      1.00  $      1.00 $      1.00  $      1.00  $      1.00
                                                       -----------  -----------  ----------- -----------  -----------  -----------
 Income from Investment Operations:
   Net investment income (A)................                  0.03         0.05         0.05        0.05         0.05         0.05
                                                       -----------  -----------  ----------- -----------  -----------  -----------
 Less Dividends:
   Dividends from net investment income.....                 (0.03)       (0.05)       (0.05)      (0.05)       (0.05)       (0.05)
                                                       -----------  -----------  ----------- -----------  -----------  -----------
 Net increase (decrease) in net asset value.                    --           --           --          --           --           --
                                                       -----------  -----------  ----------- -----------  -----------  -----------
 Net Asset Value, End of Period.............           $      1.00  $      1.00     $   1.00 $      1.00  $      1.00  $      1.00
                                                       ===========  ===========  =========== ===========  ===========  ===========

 Total Return (B)...........................                  2.73%**      4.72%        5.23%       5.13%        5.00%        5.43%

 Ratios/Supplemental Data:
 Net Assets, End of Period (000's)..........           $ 1,885,850  $ 1,679,875  $ 1,262,900   $1,138,185 $   924,222  $   334,054
 Ratios to average net assets:
   Net investment income including
     reimbursement/waiver...................                  5.42%*      4.62%         5.12%        5.04%       4.89%        5.30%
   Operating expenses including reimbursement/waiver          0.48%*      0.48%         0.49%        0.50%       0.55%        0.55%
   Operating expenses excluding reimbursement/waiver          0.52%*      0.52%         0.53%        0.54%       0.58%        0.56%


-----------------------------------------------------------------

 *   Annualized.
**   Not Annualized.
(1) Prior to November 1, 1994, the Fund offered a single series of shares. As of such date, the existing series of shares was designated as Retail A Shares and the Fund began issuing a second series of shares designated as Trust Shares.
(2)  The Fund began offering Retail B Shares on March 6, 1997.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Retail A Shares for the six months ended April 30, 2000 (unaudited) and the years ended October 31, 1999, 1998, 1997, 1996 and 1995 were $0.03, $0.04, $0.05, $0.05, $0.05 and
     $0.05, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Trust Shares for the six months ended April 30, 2000 (unaudited) and the years ended October 31, 1999, 1998, 1997, 1996 and 1995 were $0.03,
     $0.05, $0.05, $0.05, $0.05 and $0.05, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Retail B Shares for the six months ended April 30, 2000 (unaudited), the years ended October 31, 1999 and 1998 and the period ended October 31, 1997 were $0.02, $0.04, $0.04 and $0.03, respectively.
(B) Calculation does not include the effect of any sales charge for Retail B Shares.


                                                  RETAIL B SHARES
                                                  SIX MONTHS ENDED
                                                   APRIL 30, 2000       YEARS ENDED OCTOBER 31,
                                                                 -----------------------------------
                                                     (UNAUDITED)    1999         1998       1997(2)
                                                    -----------  -----------  ----------- -----------


 Net Asset Value, Beginning of Period.......        $      1.00  $      1.00  $      1.00 $      1.00
                                                    -----------  -----------  ----------- -----------
 Income from Investment Operations:
   Net investment income (A)................               0.02         0.04         0.04        0.03
                                                    -----------  -----------  ----------- -----------
 Less Dividends:
   Dividends from net investment income.....              (0.02)       (0.04)       (0.04)      (0.03)
                                                    -----------  -----------  ----------- -----------
 Net increase (decrease) in net asset value.                 --           --           --          --
                                                    -----------  -----------  ----------- -----------
 Net Asset Value, End of Period.............        $      1.00  $      1.00  $      1.00 $      1.00
                                                    ===========  ===========  =========== ===========

 Total Return (B)...........................               2.28%**      3.85%        4.33%       2.66%**

 Ratios/Supplemental Data:
 Net Assets, End of Period (000's)..........        $     2,413  $     2,485  $     1,607 $       749
 Ratios to average net assets:
   Net investment income including
     reimbursement/waiver...................               4.55%*       3.81%        4.26%       4.27%*
   Operating expenses including reimbursement/waiver       1.35%*       1.29%        1.35%       1.38%*
   Operating expenses excluding reimbursement/waiver       1.46%*       1.41%        1.39%       1.42%*


-----------------------------------------------------------------

 *   Annualized.
**   Not Annualized.
(1) Prior to November 1, 1994, the Fund offered a single series of shares. As of such date, the existing series of shares was designated as Retail A Shares and the Fund began issuing a second series of shares designated as Trust Shares.
(2)  The Fund began offering Retail B Shares on March 6, 1997.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Retail A Shares for the six months ended April 30, 2000 (unaudited) and the years ended October 31, 1999, 1998, 1997, 1996 and 1995 were $0.03, $0.04, $0.05, $0.05, $0.05 and
     $0.05, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Trust Shares for the six months ended April 30, 2000 (unaudited) and the years ended October 31, 1999, 1998, 1997, 1996 and 1995 were $0.03,
     $0.05, $0.05, $0.05, $0.05 and $0.05, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Retail B Shares for the six months ended April 30, 2000 (unaudited), the years ended October 31, 1999 and 1998 and the period ended October 31, 1997 were $0.02, $0.04, $0.04 and $0.03, respectively.
(B) Calculation does not include the effect of any sales charge for Retail B Shares.

GOVERNMENT FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

 RETAIL A SHARES

                                                  SIX MONTHS ENDED
                                                   APRIL 30, 2000                      YEARS ENDED OCTOBER 31,
                                                                  --------------------------------------------------------------
                                                     (UNAUDITED)      1999        1998          1997         1996          1995
                                                     -----------  -----------  -----------  -----------  -----------  ----------


 Net Asset Value, Beginning of Period.......         $      1.00  $      1.00  $      1.00  $      1.00  $      1.00  $       1.00
                                                     -----------  -----------  -----------  -----------  -----------  -----------
 Income from Investment Operations:
   Net investment income (A)................                0.03         0.04         0.05         0.05         0.05          0.05
                                                     -----------  -----------  -----------  -----------  -----------  ------------
 Less Dividends:
   Dividends from net investment income.....               (0.03)       (0.04)       (0.05)       (0.05)       (0.05)        (0.05)
                                                     -----------  -----------  -----------  -----------  -----------  ------------
 Net increase (decrease) in net asset value.                  --           --           --           --           --            --
                                                     -----------  -----------  -----------  -----------  -----------  ------------
 Net Asset Value, End of Period.............         $      1.00  $      1.00  $      1.00  $      1.00  $      1.00  $       1.00
                                                     ===========  ===========  ===========  ===========  ===========  ============

 Total Return ..............................                2.57%**      4.39%        4.94%        4.85%        4.72%         5.20%

 Ratios/Supplemental Data:
 Net Assets, End of Period (000's)..........         $   336,770  $   348,758  $   352,799  $   350,513  $   326,411   $   320,795
 Ratios to average net assets:
   Net investment income including
     reimbursement/waiver...................                5.07%*       4.32%        4.84%        4.74%        4.62%         5.11%
   Operating expenses including reimbursement/waiver        0.67%*       0.69%        0.70%        0.71%        0.75%         0.73%
   Operating expenses excluding reimbursement/waiver        0.68%*       0.71%        0.71%        0.72%        0.76%         0.74%

---------------------------------------------------------

*    Annualized.
**   Not Annualized.
(1) Prior to November 1, 1994, the Fund offered a single series of shares. As of such date, the existing series of shares was designated as Retail A Shares and the Fund began issuing a second series of shares designated as Trust Shares.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Retail A Shares for the six months ended April 30, 2000 (unaudited) and the years ended October 31, 1999, 1998, 1997, 1996 and 1995 were $0.03, $0.04, $0.05, $0.05, $0.05 and
     $0.05, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Trust Shares for the six months ended April 30, 2000 (unaudited) and the years ended October 31, 1999, 1998, 1997, 1996 and 1995 were $0.03,
     $0.04, $0.05, $0.05, $0.05 and $0.05, respectively.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                     TRUST SHARES
                                                       SIX MONTHS ENDED
                                                        APRIL 30, 2000                          YEARS ENDED OCTOBER 31,
                                                                          --------------------------------------------------
                                                          (UNAUDITED)          1999              1998             1997
                                                         -------------    --------------    -------------    --------------


 Net Asset Value, Beginning of Period.......             $        1.00    $         1.00    $        1.00    $         1.00
                                                         -------------    --------------    -------------    --------------
 Income from Investment Operations:
   Net investment income (A)................                      0.03              0.04             0.05              0.05
                                                         -------------    --------------    -------------    --------------
 Less Dividends:
   Dividends from net investment income.....                     (0.03)            (0.04)           (0.05)            (0.05)
                                                         -------------    --------------    -------------    --------------
 Net increase (decrease) in net asset value.                        --                --               --                --
                                                         -------------    --------------    -------------    --------------
 Net Asset Value, End of Period.............             $        1.00    $         1.00    $        1.00    $         1.00
                                                         =============    ==============    =============    ==============

 Total Return ..............................                      2.65%**           4.58%            5.15%            5.06%

 Ratios/Supplemental Data:
 Net Assets, End of Period (000's)..........             $     553,134    $      592,305    $     722,476    $     630,859
 Ratios to average net assets:
   Net investment income including
     reimbursement/waiver...................                      5.23%*            4.50%            5.03%            4.94%
   Operating expenses including reimbursement/waiver              0.51%*            0.51%            0.51%            0.51%
   Operating expenses excluding reimbursement/waiver              0.52%*            0.53%            0.52%            0.52%

---------------------------------------------------------

*    Annualized.
**   Not Annualized.
(1) Prior to November 1, 1994, the Fund offered a single series of shares. As of such date, the existing series of shares was designated as Retail A Shares and the Fund began issuing a second series of shares designated as Trust Shares.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Retail A Shares for the six months ended April 30, 2000 (unaudited) and the years ended October 31, 1999, 1998, 1997, 1996 and 1995 were $0.03, $0.04, $0.05, $0.05, $0.05 and
     $0.05, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Trust Shares for the six months ended April 30, 2000 (unaudited) and the years ended October 31, 1999, 1998, 1997, 1996 and 1995 were $0.03,
     $0.04, $0.05, $0.05, $0.05 and $0.05, respectively.





                                                                YEARS ENDED OCTOBER 31,
                                                         ----------------------------------
                                                               1996            1995(1)
                                                          -------------     -------------


 Net Asset Value, Beginning of Period.......              $        1.00     $        1.00
                                                          -------------     -------------
 Income from Investment Operations:
   Net investment income (A)................                       0.05              0.05
                                                          -------------     -------------
 Less Dividends:
   Dividends from net investment income.....                      (0.05)            (0.05)
                                                          -------------     -------------
 Net increase (decrease) in net asset value.                         --                --
                                                          -------------     -------------
 Net Asset Value, End of Period.............              $        1.00     $        1.00
                                                          =============     =============

 Total Return ..............................                       4.95%             5.39%

 Ratios/Supplemental Data:
 Net Assets, End of Period (000's)..........              $     733,759     $     678,679
 Ratios to average net assets:
   Net investment income including
     reimbursement/waiver...................                       4.85%             5.27%
   Operating expenses including reimbursement/waiver               0.52%             0.53%
   Operating expenses excluding reimbursement/waiver               0.53%             0.54%
---------------------------------------------------------

*    Annualized.
**   Not Annualized.
(1) Prior to November 1, 1994, the Fund offered a single series of shares. As of such date, the existing series of shares was designated as Retail A Shares and the Fund began issuing a second series of shares designated as Trust Shares.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Retail A Shares for the six months ended April 30, 2000 (unaudited) and the years ended October 31, 1999, 1998, 1997, 1996 and 1995 were $0.03, $0.04, $0.05, $0.05, $0.05 and
     $0.05, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Trust Shares for the six months ended April 30, 2000 (unaudited) and the years ended October 31, 1999, 1998, 1997, 1996 and 1995 were $0.03,
     $0.04, $0.05, $0.05, $0.05 and $0.05, respectively.

TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

 RETAIL A SHARES


                                                    SIX MONTHS ENDED
                                                     APRIL 30, 2000                          YEARS ENDED OCTOBER 31,
                                                                     -----------------------------------------------------------
                                                      (UNAUDITED)      1999         1998          1997        1996        1995
                                                      ----------    ---------     --------     --------     --------   ---------


Net Asset Value, Beginning of Period ...............   $    1.00    $    1.00     $   1.00     $   1.00     $   1.00    $   1.00
                                                       ---------    ---------     --------     --------     --------    --------
Income from Investment Operations:
   Net investment income (A) .......................        0.01         0.02         0.03         0.03         0.03        0.03
                                                       ---------    ---------     --------     --------     --------    --------
Less Dividends:
   Dividends from net investment income ............       (0.01)       (0.02)       (0.03)       (0.03)       (0.03)      (0.03)
                                                       ---------    ---------     --------     --------     --------    --------
Net increase (decrease) in net asset value .........          --           --           --           --           --          --
                                                       ---------    ---------     --------     --------     --------    --------
Net Asset Value, End of Period .....................   $    1.00    $    1.00     $   1.00     $   1.00     $   1.00    $   1.00
                                                       =========    =========     ========     ========     ========    ========

Total Return .......................................        1.47%**      2.53%        2.89%        2.95%        2.82%       3.16%

Ratios/Supplemental Data:
Net Assets, End of Period (000's) ..................   $ 193,314    $ 160,057     $164,340     $151,907     $117,548    $127,056
 Ratios to average net assets:
   Net investment income including
     reimbursement/waiver ..........................       2.93%*        2.51%        2.85%        2.92%        2.78%       3.12%
   Operating expenses including reimbursement/waiver       0.66%*        0.66%        0.67%        0.68%        0.68%       0.68%
   Operating expenses excluding reimbursement/waiver       0.66%*        0.66%        0.67%        0.69%        0.69%       0.71%

-----------------------------------------------------------------------

*    Annualized.
**   Not Annualized.
(1) Prior to November 1, 1994, the Fund offered a single series of shares. As of such date, the existing series of shares was designated as Retail A Shares and the Fund began issuing a second series of shares designated as Trust Shares.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Retail A Shares for the six months ended April 30, 2000 (unaudited) and the years ended October 31, 1999, 1998, 1997, 1996 and 1995 were $0.01, $0.02, $0.03, $0.03, $0.03 and
     $0.03, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Trust Shares for the six months ended April 30, 2000 (unaudited) and the years ended October 31, 1999, 1998, 1997, 1996 and 1995 were $0.02,
     $0.03, $0.03, $0.03, $0.03 and $0.03, respectively.


                       SEE NOTES TO FINANCIAL STATEMENTS.


                                                    TRUST SHARES
                                                      SIX MONTHS ENDED
                                                       APRIL 30, 2000                        YEARS ENDED OCTOBER 31,
                                                                         -------------------------------------------------
                                                         (UNAUDITED)          1999              1998             1997
                                                        -------------    --------------    -------------    --------------


Net Asset Value, Beginning of Period ...............    $        1.00    $         1.00    $        1.00    $         1.00
                                                        -------------    --------------    -------------    --------------
Income from Investment Operations:
   Net investment income (A) .......................             0.02              0.03             0.03              0.03
                                                        -------------    --------------    -------------    --------------
Less Dividends:
   Dividends from net investment income ............            (0.02)            (0.03)           (0.03)            (0.03)
                                                        -------------    --------------    -------------    --------------
Net increase (decrease) in net asset value .........               --                --               --                --
                                                        -------------    --------------    -------------    --------------
Net Asset Value, End of Period .....................    $        1.00    $         1.00    $        1.00    $         1.00
                                                        =============    ==============    =============    ==============

Total Return .......................................             1.54%**           2.67%            3.03%             3.10%

Ratios/Supplemental Data:
Net Assets, End of Period (000's) ..................    $     389,706    $      556,137    $     227,176    $      169,316
 Ratios to average net assets:
   Net investment income including
     reimbursement/waiver ..........................             3.06%*            2.65%            2.99%             3.05%
   Operating expenses including reimbursement/waiver             0.53%*            0.52%            0.53%             0.53%
   Operating expenses excluding reimbursement/waiver             0.53%*            0.52%            0.53%             0.53%
-----------------------------------------------------------------------

*    Annualized.
**   Not Annualized.
(1) Prior to November 1, 1994, the Fund offered a single series of shares. As of such date, the existing series of shares was designated as Retail A Shares and the Fund began issuing a second series of shares designated as Trust Shares.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Retail A Shares for the six months ended April 30, 2000 (unaudited) and the years ended October 31, 1999, 1998, 1997, 1996 and 1995 were $0.01, $0.02, $0.03, $0.03, $0.03 and
     $0.03, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Trust Shares for the six months ended April 30, 2000 (unaudited) and the years ended October 31, 1999, 1998, 1997, 1996 and 1995 were $0.02,
     $0.03, $0.03, $0.03, $0.03 and $0.03, respectively.


                                                           YEARS ENDED OCTOBER 31,
                                                      --------------------------------
                                                            1996            1995(1)
                                                       -------------     -------------


Net Asset Value, Beginning of Period ...............   $        1.00     $        1.00
                                                       -------------     -------------
Income from Investment Operations:
   Net investment income (A) .......................            0.03              0.03
                                                       -------------     -------------
Less Dividends:
   Dividends from net investment income ............           (0.03)            (0.03)
                                                       -------------     -------------
Net increase (decrease) in net asset value .........              --                --
                                                       -------------     -------------
Net Asset Value, End of Period .....................   $        1.00     $        1.00
                                                       =============     =============

Total Return .......................................            2.97%             3.29%

Ratios/Supplemental Data:
Net Assets, End of Period (000's) ..................   $     184,307     $     180,706
 Ratios to average net assets:
   Net investment income including
     reimbursement/waiver ..........................            2.92%             3.24%
   Operating expenses including reimbursement/waiver            0.54%             0.55%
   Operating expenses excluding reimbursement/waiver            0.54%             0.56%
-----------------------------------------------------------------------

*    Annualized.
**   Not Annualized.
(1) Prior to November 1, 1994, the Fund offered a single series of shares. As of such date, the existing series of shares was designated as Retail A Shares and the Fund began issuing a second series of shares designated as Trust Shares.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Retail A Shares for the six months ended April 30, 2000 (unaudited) and the years ended October 31, 1999, 1998, 1997, 1996 and 1995 were $0.01, $0.02, $0.03, $0.03, $0.03 and
     $0.03, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Trust Shares for the six months ended April 30, 2000 (unaudited) and the years ended October 31, 1999, 1998, 1997, 1996 and 1995 were $0.02,
     $0.03, $0.03, $0.03, $0.03 and $0.03, respectively.

U.S. TREASURY FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

 RETAIL A SHARES

                                                SIX MONTHS ENDED
                                                 APRIL 30, 2000                      YEARS ENDED OCTOBER 31,
                                                                ------------------------------------------------------------------
                                                     (UNAUDITED)      1999        1998          1997         1996          1995
                                                     -----------  -----------  -----------  -----------  -----------  ------------


Net Asset Value, Beginning of Period........         $      1.00  $      1.00  $      1.00  $      1.00  $      1.00  $       1.00
                                                     -----------  -----------  -----------  -----------  -----------  ------------
Income from Investment Operations:
   Net investment income (A)................                0.02         0.04         0.05         0.05         0.05          0.05
                                                     -----------  -----------  -----------  -----------  -----------  ------------
Less Dividends:
   Dividends from net investment income.....               (0.02)       (0.04)       (0.05)       (0.05)       (0.05)        (0.05)
                                                     -----------  -----------  -----------  -----------  -----------  ------------
Net increase (decrease) in net asset value..                  --           --           --           --           --            --
                                                     -----------  -----------  -----------  -----------  -----------  ------------
Net Asset Value, End of Period..............         $      1.00  $      1.00  $      1.00  $      1.00  $      1.00  $       1.00
                                                     ===========  ===========  ===========  ===========  ===========  ============

Total Return ...............................                2.41%**      4.14%        4.73%        4.67%        4.63%         4.99%

Ratios/Supplemental Data:
Net Assets, End of Period (000's)...........         $   607,745  $   584,364  $   559,053  $   585,969  $   443,230   $   318,621
 Ratios to average net assets:
   Net investment income including
     reimbursement/waiver...................                4.79%*       4.06%        4.63%        4.58%        4.53%         4.90%
   Operating expenses including reimbursement/waiver        0.66%*       0.67%        0.68%        0.69%        0.69%         0.73%
   Operating expenses excluding reimbursement/waiver        0.66%*       0.67%        0.68%        0.70%        0.69%         0.73%

---------------------------------------------------------------------------

*    Annualized.
**   Not Annualized.
(1) Prior to November 1, 1994, the Fund offered a single series of shares. As of such date, the existing series of shares was designated as Retail A Shares and the Fund began issuing a second series of shares designated as Trust Shares.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Retail A Shares for the six months ended April 30, 2000 (unaudited) and the years ended October 31, 1999, 1998, 1997, 1996, and 1995 were $0.02, $0.04, $0.05, $0.05, $0.05 and
     $0.05, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Trust Shares for the six months ended April 30, 2000 (unaudited) and the years ended October 31, 1999, 1998, 1997, 1996 and 1995 were $0.02,
     $0.04, $0.05, $0.05, $0.05 and $0.05, respectively.


                       SEE NOTES TO FINANCIAL STATEMENTS.


                                                TRUST SHARES
                                               SIX MONTHS ENDED
                                                APRIL 30, 2000                                 YEARS ENDED OCTOBER 31,
                                                                    -----------------------------------------------------------
                                                  (UNAUDITED)     1999        1998          1997         1996         1995(1)
                                                  -----------   --------    --------     ---------    ---------     ----------


Net Asset Value, Beginning of Period........       $    1.00    $   1.00    $    1.00    $    1.00    $    1.00     $     1.00
                                                   ---------    --------    ---------    ---------    ---------     ----------
Income from Investment Operations:
   Net investment income (A)................            0.02        0.04         0.05         0.05         0.05           0.05
                                                   ---------    --------    ---------    ---------    ---------     ----------
Less Dividends:
   Dividends from net investment income.....           (0.02)      (0.04)       (0.05)       (0.05)       (0.05)         (0.05)
                                                   ---------    --------    ---------    ---------    ---------     ----------
Net increase (decrease) in net asset value..              --          --           --           --           --             --
                                                   ---------    --------    ---------    ---------    ---------     ----------
Net Asset Value, End of Period..............       $    1.00    $   1.00    $    1.00    $    1.00    $    1.00     $     1.00
                                                   =========    ========    =========    =========    =========     ==========

Total Return ...............................            2.48%**     4.30%        4.90%        4.85%        4.80%          5.18%

Ratios/Supplemental Data:
Net Assets, End of Period (000's)...........       $ 476,980    $ 459,792   $ 429,645    $ 393,175    $ 354,331     $  271,036
 Ratios to average net assets:
   Net investment income including
     reimbursement/waiver...................            4.94%*       4.22%       4.80%        4.75%        4.69%          5.06%
   Operating expenses including reimbursement/waiver    0.51%*       0.51%       0.51%        0.52%        0.53%          0.55%
   Operating expenses excluding reimbursement/waiver    0.51%*       0.51%       0.51%        0.53%        0.53%          0.55


---------------------------------------------------------------------------

*    Annualized.
**   Not Annualized.
(1) Prior to November 1, 1994, the Fund offered a single series of shares. As of such date, the existing series of shares was designated as Retail A Shares and the Fund began issuing a second series of shares designated as Trust Shares.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Retail A Shares for the six months ended April 30, 2000 (unaudited) and the years ended October 31, 1999, 1998, 1997, 1996, and 1995 were $0.02, $0.04, $0.05, $0.05, $0.05 and
     $0.05, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Trust Shares for the six months ended April 30, 2000 (unaudited) and the years ended October 31, 1999, 1998, 1997, 1996 and 1995 were $0.02,
     $0.04, $0.05, $0.05, $0.05 and $0.05, respectively.

CONNECTICUT MUNICIPAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                             SIX MONTHS ENDED
                                              APRIL 30, 2000                           YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------------------
                                                (UNAUDITED)         1999            1998            1997               1996
                                               -------------  --------------  ---------------  ---------------  -----------------
                                              RETAIL A SHARES RETAIL A SHARES RETAIL A SHARES  RETAIL A SHARES  RETAIL A SHARES(1)
                                              --------------- --------------- ---------------  ---------------  -----------------


Net Asset Value, Beginning of Period .......  $        1.00   $          1.00 $          1.00  $          1.00  $            1.00
                                              -------------   --------------- ---------------  ---------------  -----------------
Income from Investment Operations:
   Net investment income (A) ...............           0.01              0.02            0.03             0.03               0.03
                                              -------------   --------------- ---------------  ---------------  -----------------
Less Dividends:
   Dividends from net investment income ....          (0.01)            (0.02)          (0.03)           (0.03)             (0.03)
                                              -------------   --------------- ---------------  ---------------  -----------------
Net increase (decrease) in net asset value .             --                --              --               --                 --
                                              -------------   --------------- ---------------  ---------------  -----------------
Net Asset Value, End of Period .............  $        1.00   $          1.00 $          1.00  $          1.00  $            1.00
                                              =============   =============== ===============  ===============  =================

 Total Return (B) ..........................           1.44%**           2.47%           2.87%            2.94%              2.83%

Ratios/Supplemental Data:
Net Assets, End of Period (000's) ..........  $     260,312   $       243,051 $       165,186  $       137,095  $         110,544
Ratios to average net assets:
   Net investment income
     including reimbursement/waiver ........           2.87%*            2.44%           2.83%            2.91%              2.79%
   Operating expenses
     including reimbursement/waiver ........           0.62%*            0.62%           0.62%            0.60%              0.64&
   Operating expenses
     excluding reimbursement/waiver ........           0.65%*            0.65%           0.65%            0.65%              0.73%

-----------------------------------------------------------------------------------------------------------------------

*    Annualized.
**   Not Annualized.
(1) The Fund commenced operations on October 4, 1993 as a separate investment portfolio (the "Predecessor Fund") of the Shawmut Funds. On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of the Trust with a single series of shares. Prior to the reorganization, the Predecessor Fund offered two series of shares, Investment Shares and Trust Shares. In connection with the reorganization, the shareholders of the Predecessor Fund exchanged shares of the two series for a single series of shares in the Galaxy Connecticut Municipal Money Market Fund.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Retail A Shares for the six months ended April 30, 2000 (unaudited) and the years ended October 31, 1999, 1998, 1997 and 1996 were $0.01, $0.02, $0.03, $0.03 and $0.03, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or other parties for Investment Shares for the year ended October 31, 1995 was $0.03 (unaudited). Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or other parties for Trust Shares for the year ended October 31, 1995 was $0.02 (unaudited).
(B) Calculation does not include the effect of any sales charge for Investment Shares of the Predecessor Fund.


                       SEE NOTES TO FINANCIAL STATEMENTS.


                                                         Year ended October 31,
                                                     -------------------------------
                                                                  1995
                                                     -------------------------------
                                                      Investment           Trust
                                                        Shares            Shares
                                                     -------------    --------------

    Net Asset Value, Beginning of Period .........   $        1.00    $         1.00
                                                     -------------    --------------
    Income from Investment Operations:
       Net investment income (A) .................            0.03              0.03
                                                     -------------    --------------
    Less Dividends:
       Dividends from net investment income ......           (0.03)            (0.03)
                                                     -------------    --------------
    Net increase (decrease) in net asset value ...              --                --
                                                     -------------    --------------
    Net Asset Value, End of Period ...............   $        1.00    $         1.00
                                                     =============    ==============

     Total Return (B) ............................            2.94%             3.19%

    Ratios/Supplemental Data:
    Net Assets, End of Period (000's) ............   $      71,472    $       31,164
    Ratios to average net assets:
       Net investment income
         including reimbursement/waiver ..........            2.88%             3.14%
       Operating expenses
         including reimbursement/waiver ..........            0.82%             0.57%
       Operating expenses
         excluding reimbursement/waiver ..........            1.29%             0.79%
-----------------------------------------------------------------------------------------------------------------------

*    Annualized.
**   Not Annualized.
(1) The Fund commenced operations on October 4, 1993 as a separate investment portfolio (the "Predecessor Fund") of the Shawmut Funds. On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of the Trust with a single series of shares. Prior to the reorganization, the Predecessor Fund offered two series of shares, Investment Shares and Trust Shares. In connection with the reorganization, the shareholders of the Predecessor Fund exchanged shares of the two series for a single series of shares in the Galaxy Connecticut Municipal Money Market Fund.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Retail A Shares for the six months ended April 30, 2000 (unaudited) and the years ended October 31, 1999, 1998, 1997 and 1996 were $0.01, $0.02, $0.03, $0.03 and $0.03, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or other parties for Investment Shares for the year ended October 31, 1995 was $0.03 (unaudited). Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or other parties for Trust Shares for the year ended October 31, 1995 was $0.02 (unaudited).
(B) Calculation does not include the effect of any sales charge for Investment Shares of the Predecessor Fund.

MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

 RETAIL A SHARES
                                              SIX MONTHS ENDED
                                               APRIL 30, 2000                       YEARS ENDED OCTOBER 31,
                                                              ------------------------------------------------------------------
                                                 (UNAUDITED)        1999        1998          1997        1996(1)        1995
                                                 -----------    -----------  -----------  -----------  -----------  ------------


Net Asset Value, Beginning of Period........     $      1.00    $      1.00  $      1.00  $      1.00  $      1.00  $       1.00
                                                 -----------    -----------  -----------  -----------  -----------  ------------
Income from Investment Operations:
   Net investment income (A)................            0.01           0.02         0.03         0.03         0.03          0.03
                                                 -----------    -----------  -----------  -----------  -----------  ------------
Less Dividends:
   Dividends from net investment income.....           (0.01)         (0.02)       (0.03)       (0.03)       (0.03)        (0.03)
                                                 -----------    -----------  -----------  -----------  -----------  ------------
 Net increase (decrease) in net asset value.              --             --           --           --           --            --
                                                 -----------    -----------  -----------  -----------  -----------  ------------
Net Asset Value, End of Period..............     $      1.00    $      1.00  $      1.00  $      1.00  $      1.00  $       1.00
                                                 ===========    ===========  ===========  ===========  ===========  ============

 Total Return ..............................            1.46%**        2.50%        2.86%        2.92%        2.83%         3.21%

Ratios/Supplemental Data:
Net Assets, End of Period (000's)...........    $    259,396    $   241,611  $   127,922  $    80,966  $    47,066  $     40,326
Ratios to average net assets:
   Net investment income including
     reimbursement/waiver...................            2.91%*         2.48%        2.81%        2.90%        2.78%         3.16%
   Operating expenses including
     reimbursement/waiver...................            0.62%*         0.62%        0.62%        0.61%        0.62%         0.57%
   Operating expenses excluding
     reimbursement/waiver...................            0.65%*         0.65%        0.68%        0.69%        0.83%         1.06%

----------------------------------------------------------------------

*    Annualized.
**   Not Annualized.
(1) The Fund commenced operations on October 5, 1993 as a separate investment portfolio (the "Predecessor Fund") of the Shawmut Funds. On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of the Trust.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or other parties for the six months ended April 30, 2000 (unaudited) and the years ended October 31, 1999, 1998, 1997, 1996 and 1995 were $0.01, $0.02, $0.03, $0.03, $0.03 and $0.03 (unaudited), respectively.


                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION

   The Galaxy Fund, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. As of the date of this report, the Trust offered twenty-nine managed investment portfolios. The accompanying financial statements and financial highlights are those of the Money Market, Government, Tax-Exempt, U.S. Treasury, Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds (individually, a "Fund," collectively, the "Funds") only.

   The Money Market Fund is authorized to issue four series of shares (Trust Shares, Retail A Shares, Retail B Shares and BKB Shares). The Government Fund is authorized to issue two series of Shares (Trust Shares and Retail A Shares). The U.S. Treasury and Tax-Exempt Funds are authorized to issue three series of shares (Trust Shares, Retail A Shares and BKB Shares). The Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds are authorized to issue one series of shares (Retail A Shares). Trust Shares, Retail A Shares, Retail B Shares and BKB Shares are substantially the same, except: (i) Retail B Shares are subject to a maximum 5.00% contingent deferred sales charge, and (ii) each series of shares bears the following series specific expenses: distribution fees and/or shareholder servicing fees and transfer agency charges. Six years after the date of purchase, Retail B Shares of the Money Market Fund will automatically convert to Retail A Shares of such Fund. BKB Shares of the Money Market, U.S. Treasury and Tax-Exempt Funds will convert to Retail A Shares of the same Fund on the first anniversary of the closing of the reorganization of the Boston 1784 Funds into the Trust provided that prior thereto the Board of Trustees of the Trust has determined that such conversion is in the best interest of the holders of such BKB Shares. No BKB Shares of the Money Market, U.S. Treasury and Tax-Exempt Funds were issued prior to the date of this report.

2.   SIGNIFICANT ACCOUNTING POLICIES

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of their financial statements.


   PORTFOLIO VALUATION: Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

   SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income is recorded on the accrual basis. Investment income and realized and unrealized gains and losses are allocated to the separate series of a Fund based upon the outstanding shares of each series.

   DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income are determined separately for each series of a Fund and are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

   Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

   FEDERAL INCOME TAXES: The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending October 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains, and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is recorded.

   REPURCHASE AGREEMENTS: Each Fund, except the U.S. Treasury Fund, may engage in repurchase agreement transactions with institutions that the Trust's investment advisor has determined are creditworthy. Each repurchase agreement transaction is recorded at cost plus accrued interest. Each Fund requires that the securities collateralizing a repurchase agreement transaction be transferred to the Trust's custodian in a manner that is intended to enable the Fund to obtain those securities in the event of a counterparty default. The value of the collateral securities is monitored daily to ensure that the value of the collateral, including accrued interest, equals or exceeds the repurchase price. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

NOTES TO FINANCIAL STATEMENTS

   EXPENSES: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund of the Trust are allocated among the respective funds.

   In addition, expenses of a Fund not directly attributable to the operations of a particular series of shares of the Fund are allocated to the separate series based upon the outstanding shares of each series. Operating expenses directly attributable to a series of shares of a Fund are charged to the operations of that series.

3.   INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION,
     SHAREHOLDER SERVICES AND OTHER FEES

   The Trust and Fleet Investment Advisors Inc. (the "Investment Advisor" or "Fleet"), an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, are parties to an investment advisory agreement under which the Investment Advisor provides services for a fee, computed daily and paid monthly, at the following annual rates: with respect to the Money Market, Government and Tax-Exempt Funds, 0.40% of the average daily net assets of each Fund, and with respect to the U.S. Treasury, Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds, 0.40% of the first $750,000,000 of net assets of each Fund plus 0.35% of net assets of each Fund in excess of $750,000,000. The Trust has been advised by the Investment Advisor that, with respect to the Money Market, Government and Tax-Exempt Funds, the Investment Advisor intends to waive advisory fees payable to it by each Fund by 0.05% to the extent that a Fund's net assets exceed $750,000,000.

   The Trust and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.), a member of PNC Financial Services Group (formerly known as PNCBank Corp.), are parties to an administration agreement under which PFPC Inc. (the "Administrator") provides services for a fee, computed daily and paid monthly, at the annual rate of 0.09% of the first $2.5 billion of the combined average daily net assets of the Funds and the other funds offered by the Trust (whose financial statements are provided in separate reports), 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets and 0.0575% of combined average daily net assets in excess of $18 billion. Prior to December 1, 1999,the services described above were provided by First Data Investor Services Group,Inc., a wholly-owned subsidiary of First Data Corp. On that date, PFPC Trust Co., a wholly-owned subsidiary of PFPC Worldwide Inc., and an indirect wholly-owned subsidiary of PNC Bank Corp., acquired all the outstanding stock of First Data Investor Services Group, Inc. As part of that transaction, PFPC Inc., also an indirect wholly-owned subsidiarly of PNC Bank Corp., was merged into First Data Investor Services Group, Inc., which then changed its name to PFPC Inc.

   In addition, PFPC Inc. also provides certain fund accounting, custody administration and transfer agency services pursuant to certain fee arrangements. In accordance with such fee arrangements, PFPC Inc. compensates the Trust's custodian bank, The Chase Manhattan Bank, for its services.

   Provident Distributors, Inc. (the "Distributor"), serves as the distributor of the Trust's shares. Prior to December 1, 1999, First Data Distributors, Inc., a wholly-owned subsidiary of First Data Investor Services Group, Inc., acted as exclusive distributor of the Trust's shares.

   The Trust has adopted a shareholder services plan (the "Services Plan") with respect to Retail A Shares and Trust Shares of the Funds. Currently, the Services Plan has not been implemented with respect to the Funds' Trust Shares. The Services Plan provides compensation to institutions (including and currently limited to Fleet Bank and its affiliates) which provide administrative and support services to their customers who beneficially own Retail A Shares, at an aggregate annual rate not to exceed 0.25% of the average daily net asset value of the outstanding Retail A Shares of each Fund beneficially owned by such customers. The Trust, under the direction of the Board of the Trustees, is currently limiting fees payable under the Services Plan with respect to each Fund to an aggregate annual rate not to exceed 0.10% of the average daily net asset value of the outstanding Retail A Shares beneficially owned by such customers.

   The Trust has adopted a distribution and services plan (the "12b-1 Plan") with respect to Retail B Shares of the Money Market Fund. Under the 12b-1 Plan, the Trust may pay (i) the Distributor or another person for expenses and activities primarily intended to result in the sale of Retail B Shares, (ii) institutions for shareholder liaison services and (iii) institutions for administrative support services. Currently, payments under the 12b-1 Plan for distribution services are being made solely to broker-dealer affiliates of Fleet Bank and payments under the 12b-1 Plan for shareholder liaison and administrative support services are being made solely to Fleet Bank and its affiliates. Payments for distribution expenses may not exceed an annual rate of 0.65% of the average daily net assets attributable to the Money Market Fund's outstanding Retail B Shares. The fees paid for shareholder liaison and administrative support services may not exceed the annual rates of 0.25% and 0.25%, respectively, of the average daily net assets attributable to the Money Market Fund's outstanding Retail B Shares owned of record or beneficially by customers of institutions. The Trust is currently limiting the Money Market Fund's

NOTES TO FINANCIAL STATEMENTS

payments for shareholder liaison and administrative support services under the 12b-1 Plan to an aggregate fee of not more than 0.10% of the average daily net asset value of Retail B Shares owned of record or beneficially by customers of institutions. For the six months ended April 30, 2000, the Funds paid fees under the Services Plan and 12b-1 Plan as follows:

                             SERVICES           12B-1 PLAN
                                                ----------
FUND                           PLAN       SERVICES   DISTRIBUTION
                               ----       --------   ------------
Money Market Fund ........  $ 1,187,139   $   1,068    $  7,564
Government Fund ..........      171,131          --          --
Tax-Exempt Fund ..........       82,067          --          --
U.S. Treasury Fund .......      288,815          --          --
Connecticut Municipal
Money Market Fund ........      125,460          --          --
Massachusetts Municipal
Money Market Fund ........      124,424          --          --

   The Trust has adopted a shareholder services plan (the "BKB Plan") with respect to BKB Shares of the Money Market, U.S. Treasury and Tax-Exempt Funds. The BKB Plan provides compensation to institutions (including Fleet Bank and its affiliates) which provide administrative and support services to their customers who beneficially own BKB Shares, at an aggregate annual rate not to exceed 0.25% of the average daily net asset value of the outstanding BKB Shares of each Fund beneficially owned by such customers. The Trust, under the direction of the Board of Trustees, is currently limiting fees payable under the BKB Plan with respect to each Fund to an annual aggregate rate not to exceed 0.10% of the average daily net asset value of the outstanding BKB Shares beneficially owned by such customers. As of the date of this report, no payments have been made under the BKB Plan.

   The Retail A Shares, Retail B Shares, Trust Shares and BKB Shares of a Fund bear series specific transfer agent charges based upon the number of shareholder accounts for each series. Trust Shares of the Funds (except the Tax-Exempt Fund) also bear additional transfer agency fees in order to compensate PFPC Inc. for payments made to Fleet Bank, an affiliate of the Investment Advisor, for performing certain sub-account and administrative functions on a per account basis with respect to Trust Shares held by defined contribution plans. These additional fees are based on the number of underlying participant accounts. For the six months ended April 30 2000, transfer agent charges for each series, (other than BKB Shares which had not been issued prior to the date of this report), were as follows:

FUND                         RETAIL A    RETAIL B      TRUST
                             --------    --------      -----
Money Market Fund ........  $  955,319  $    2,610  $   75,142
Government Fund ..........     129,488          --      36,424
Tax-Exempt Fund ..........      22,044          --          --
U.S. Treasury Fund .......     159,097          --       9,596
Connecticut Municipal
Money Market Fund ........      12,522          --          --
Massachusetts Municipal
Money Market Fund ........      10,340          --          --


   Certain officers of the Trust may be officers of the Administrator. Such officers receive no compensation from the Trust for serving in their respective roles. No officer, director or employee of the Investment Advisor serves as an officer, trustee or employee of the Trust. Each Trustee is entitled to receive for services as a trustee of the Trust, The Galaxy VIP Fund ("VIP") and Galaxy Fund II ("Galaxy II") an aggregate fee of $45,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. The Chairman of the Boards of Trustees and the President and Treasurer of the Trust, VIP and Galaxy II are also entitled to additional fees for their services in these capacities. These fees are allocated among the funds of the Trust, VIP and Galaxy II, based on their relative net assets.

   Each Trustee is eligible to participate in The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan (the "Plan"), an unfunded, non-qualified deferred compensation plan. The Plan allows each trustee to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

   Expenses for the six months ended April 30, 2000 include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

  4.     WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

   The Investment Advisor and/or its affiliates voluntarily agreed to waive a portion of its fees and/or reimburse the Funds for certain expenses so that total expenses would not exceed certain expense limitations established for each Fund. The InvestmentAdvisor and/or its affiliates, at their discretion, may revise or discontinue the voluntary fee waivers and/or expense reimbursements at any time. For six months ended April 30, 2000, the Investment Advisor and/or its affiliates waived fees and/or reimbursed expenses with respect to the Funds in the following amounts:

                                       FEES WAIVED BY
FUND                                 INVESTMENT ADVISOR
----                                 ------------------
Money Market Fund ........              $    870,645
Government Fund ..........                    48,863

                                       EXPENSES REIMBURSED BY
FUND                           INVESTMENT ADVISOR AND/OR ITS AFFILIATES
----                           ----------------------------------------
Money Market Fund ........              $        810
Connecticut Municipal
Money Market Fund ........                    31,226
Massachusetts Municipal
Money Market Fund ........                    31,446

NOTES TO FINANCIAL STATEMENTS

5.   CAPITAL CONTRIBUTION

   On October 28, 1999, the Investment Advisor voluntarily contributed capital to the Money Market Fund, Government Fund and U.S. Treasury Fund in the amounts of approximately $1.3 million, $806,000 and $736,000, respectively. These amounts were contributed to offset losses realized on the sale of certain securities which occured in 1994. The Investment Advisor received no shares of beneficial interest or other consideration in exchange for these contributions which increased the net asset value of each Fund.

6.   SHARES OF BENEFICIAL INTEREST

   The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest in the Funds, each with a par value of $0.001. The Trust's shares are classified into forty classes of shares, each consisting of one or more series.

   Each share represents an equal proportionate interest in the respective Fund, bears the same fees and expenses (except that Retail A Shares of a Fund bear the expense of payments under the Services Plan, Retail B Shares of a Fund bear the expense of payments under the 12b-1 Plan, BKB Shares of a Fund bear the expense of payments under the BKB Plan and Retail A Shares, Retail B Shares, Trust Shares and BKBShares of a Fund each bear series specific transfer agent charges) and are entitled to such dividends and distributions of income earned as are declared at the discretion of the Trust's Board of Trustees.

   Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class or series.

  7.     CONCENTRATION OF CREDIT

   The Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds invest primarily in debt obligations issued by the State of Connecticut and the Commonwealth of Massachusetts, respectively, and their respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. Such Funds are more susceptible to economic and political factors adversely affecting issuers of each respective state's specific municipal securities than are municipal funds that are not concentrated in these issuers to the same extent.

8.   FEDERAL TAX INFORMATION

   At October 31, 1999, the following Funds had capital loss carryforwards:

    Fund                          Amount    Expiration
-------------                   ---------   ----------
Tax-Exempt Fund ..........      $  120,301       2002
                                     3,772       2003
                                     7,498       2004

Connecticut Municipal
Money Market Fund ........           6,619       2002
                                       817       2004

Massachusetts Municipal
Money Market Fund ........             133       2001
                                        31       2002
                                    12,416       2004

[GRAPHIC OMITTED]
   GALAXY
   FUNDS

      4400 COMPUTER DRIVE
      P.O. BOX 5108
      WESTBOROUGH, MA 01581-5108

SAMM(7/1/00)